                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act File Number: 811-02258
                                                     ---------

                          Eaton Vance Series Trust II
                          ---------------------------
               (Exact Name of registrant as Specified in Charter)

    The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
-------------------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                Maureen A. Gemma
    The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
-------------------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                        (registrant's Telephone Number)

                                    June 30
                                    -------
                            Date of Fiscal Year End

                                 June 30, 2008
                                 -------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS.

      [logo]
   EATON VANCE(R)
-------------------
MANAGED INVESTMENTS

[graphic omitted]

Annual Report June 30, 2008

[graphic omitted]

                                  EATON VANCE
                                  TAX-MANAGED
                                    EMERGING
                                    MARKETS
                                      FUND
[graphic omitted]

                     IMPORTANT NOTICES REGARDING PRIVACY,
                      DELIVERY OF SHAREHOLDER DOCUMENTS,
                     PORTFOLIO HOLDINGS, AND PROXY VOTING

PRIVACY. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

o Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

o None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

o Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

o We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.


Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

                           -------------------------

DELIVERY OF SHAREHOLDER DOCUMENTS. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

                           -------------------------

PORTFOLIO HOLDINGS. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

                           -------------------------

PROXY VOTING. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

EATON VANCE TAX-MANAGED EMERGING MARKETS FUND as of June 30, 2008

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

[Photo of Thomas Seto]
Thomas Seto
Parametric Portfolio
Associates LLC
Co-Portfolio Manager

[Photo of David Stein]
David Stein, Ph.D.
Parametric Portfolio
Associates LLC
Co-Portfolio Manager

ECONOMIC AND MARKET CONDITIONS
-------------------------------------------------------------------------------
o During the year ended June 30, 2008, emerging markets stocks managed to show positive returns after several years of very strong performance. This performance occurred in an environment of significant volatility. Troubles with subprime mortgages in the U.S., as well as record high oil prices, led to a significant downturn in the U.S. housing market and contributed to a global credit crunch and economic slowdown. Most of the world was affected by the U.S. subprime mortgage-led credit crisis, as the cost of capital increased around the globe and investors fled riskier assets. Emerging markets stock performance rebounded from an August 2007 sell-off to reach new highs in October 2007, only to turn more volatile, with large swings from January through March 2008. April and May saw a strong rally, but the surge lost steam in June 2008 on renewed concerns of inflation, driven primarily by continued increases in the cost of crude oil.

o Among the larger weightings in the Fund's primary benchmark, the S&P International Finance Corporation Investable Emerging Markets Index (the "Index"), strong returns occurred in Brazil and Russia, with outperformance also seen in the smaller-weighted Czech Republic, Morocco, Egypt and Indonesia. The poorest performing countries in the Index included heavily weighted South Korea and India, with significant losses also seen in the Philippines, Singapore, Hungary and Poland.

MANAGEMENT DISCUSSION
-------------------------------------------------------------------------------
o During the year ended June 30, 2008, management's country weighting methodology enabled the Fund to turn in positive performance for the year, outperforming both its benchmark Index and the Lipper Emerging Markets Funds Average. South Korea and Taiwan, in which the Fund was underweighted, were the largest contributors to the Fund's outperformance, followed by Qatar, which is not in the Index, and the Czech Republic, a strong performer in which the Fund was overweighted. After underperforming the Index in the first half of its fiscal year, the Fund had a strong quarter from January 2008 through March 2008, outperforming the Index. The largest contributor to the Fund's outperformance during the first quarter of 2008 was the Fund's structural underweight to China, which dominated the Index's declining countries with steep losses from October 2007 through the end of June 2008.

o Limiting the Fund's relative performance were underweight positions in Brazil and Russia, and an overweight to the Philippines. Small positions in Vietnam and Estonia, which are not in the Index and performed poorly, also hurt relative returns.

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EATON VANCE TAX-MANAGED EMERGING MARKETS FUND
TOTAL RETURN PERFORMANCE 6/30/07 -- 6/30/08

Fund - Class I(1)                                              3.71%
S&P International Finance Corporation Investable
  Emerging Markets Index(2)                                    3.57
Lipper Emerging Markets Funds Average(2)                       2.55

See page 3 for more performance information, including after-tax returns.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
-------------------------------------------------------------------------------


(1) Class I is offered to certain investors at net asset value. Class I shares are subject to a 2% redemption fee at the time of exchange or redemption.

(2) It is not possible to invest directly in an Index or a Lipper
    Classification. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total return shown is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

-------------------------------------------------------------------------------
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment advisor disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund's current or future investments and may change due to active management.
-------------------------------------------------------------------------------

EATON VANCE TAX-MANAGED EMERGING MARKETS FUND as of June 30, 2008

PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund's performance. The line graph compares the performance of Class I of the Fund with that of the S&P International Finance Corporation Investable Emerging Markets Index, an unmanaged index of common stocks traded in the emerging markets and available to foreign investors. The lines on the graph represent the total returns of a hypothetical investment of $50,000 in each of Class I and the S&P International Finance Corporation Investable Emerging Markets Index. Class I total returns are presented at net asset value. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

REGIONAL WEIGHTINGS(1)
-------------------------------------------------------------------------------
By total long-term investments

Middle East/Africa                          18.8%
Asia/Pacific                                39.1%
Latin America                               20.5%
Emerging Europe                             21.6%

(1) As a percentage of the Fund's total long-term investments as of 6/30/08.

SECTOR WEIGHTINGS(2)

By net assets

Financials                                  21.9%
Telecommunication Services                  13.3%
Materials                                   12.6%
Energy                                      11.2%
Industrials                                 10.3%
Consumer Staples                             9.6%
Consumer Discretionary                       6.2%
Utilities                                    5.2%
Diversified                                  4.0%
Technology                                   3.2%
Investment Funds                             1.8%
Other                                        1.2%

(2) Sector weightings are shown as a percentage of the Fund's net assets as of 6/30/08.

--------------------------------------------------------------------------------
      COMPARISON OF CHANGE IN VALUE OF A $50,000 INVESTMENT IN EATON VANCE TAX-MANAGED EMERGING MARKETS FUND VS. THE S&P INTERNATIONAL FINANCE
                 CORPORATION INVESTABLE EMERGING MARKETS INDEX*

                         June 30, 1998 - June 30, 2008

                                  FUND
                                VALUE AT               IFCI
             DATE                 NAV                  INDEX

            6/30/1998              50000                 50000
            6/30/2000         71730.8831            70321.1575
            6/30/2002         59669.6879            55853.25971
            6/30/2004         97268.5463            81633.4019
            6/30/2006        183594.886            153236.6905
            6/30/2008        292823.851            233510.0438

  * Source: Thomson Financial. Class I of the Fund commenced investment operations on 6/30/98. The Fund's performance prior to February 6, 2004, is that of its predecessor, the PIMCO PPA Tax-Efficient Structured Emerging Markets Fund.

    It is not possible to invest directly in an Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

EATON VANCE TAX-MANAGED EMERGING MARKETS FUND as of June 30, 2008

FUND PERFORMANCE

"Return Before Taxes" does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. "Return After Taxes on Distributions" reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares. "Return After Taxes on Distributions and Sale of Fund Shares" also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It is most relevant to taxpaying shareholders who sell their shares.

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AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED JUNE 30, 2008)
-------------------------------------------------------------------------------

RETURNS AT NET ASSET VALUE (NAV) (CLASS I)
-------------------------------------------------------------------------------
                                      One Year     Five Years    Life of Fund(1)
Return Before Taxes                   3.71%        33.01%        19.32%
Return After Taxes on Distributions   3.34         32.32         18.68
Return After Taxes on Distributions
  and Sale of Fund Shares             3.24         29.48         17.29

RETURNS REFLECTING THE REDEMPTION FEE (CLASS I)
-------------------------------------------------------------------------------

                                       One Year     Five Years   Life of Fund(1)
Return Before Taxes                    1.70%        32.54%       19.12%
Return After Taxes on Distributions    1.33         31.84        18.48
Return After Taxes on Distributions
  and Sale of Fund Shares              1.94         29.04        17.09

TOTAL ANNUAL OPERATING EXPENSES (CLASS I)(2)
-------------------------------------------------------------------------------

Expense Ratio                          0.97%
-------------------------------------------------------------------------------

(1) Class I commenced operations on 6/30/98. The Fund's performance prior to 2/6/04 is that of its predecessor, the PIMCO PPA Tax-Efficient Structured Emerging Markets Fund.
(2) Source: Prospectus dated 11/1/07.

After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund's after-tax returns may also reflect foreign tax credits passed by the Fund to its shareholders.

-------------------------------------------------------------------------------
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For performance as of the most recent month end, please refer to www.eatonvance.com.
-------------------------------------------------------------------------------

EATON VANCE TAX-MANAGED EMERGING MARKETS FUND as of June 30, 2008

FUND EXPENSES

EXAMPLE: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 -- June 30, 2008).

ACTUAL EXPENSES: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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                 EATON VANCE TAX-MANAGED EMERGING MARKETS FUND
                             Beginning          Ending          Expenses Paid
                           Account Value    Account Value      During Period*
                             (1/1/08)         (6/30/08)     (1/1/08 -- 6/30/08)
-------------------------------------------------------------------------------
ACTUAL
Class I                      $1,000.00          $900.60          $4.49
-------------------------------------------------------------------------------

HYPOTHETICAL
(5% return per year before
  expenses)
Class I                      $1,000.00        $1,020.14          $4.77

* Expenses are equal to the Fund's annualized expense ratio of 0.95% for Class I shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2007.
-------------------------------------------------------------------------------

EATON VANCE TAX-MANAGED EMERGING MARKETS FUND as of June 30, 2008
---------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

Common Stocks -- 97.5%

Security                                                                           Shares                  Value
---------------------------------------------------------------------------------------------------------------------
Argentina -- 1.8%
---------------------------------------------------------------------------------------------------------------------
Aluar Aluminio Argentino SAIC                                                           84,450         $      144,672
Banco Macro Bansud SA (Class 'B' Shares)                                               130,676                234,666
Banco Macro SA (Class 'B' Shares) (ADR)                                                 38,400                638,208
BBVA Banco Frances SA                                                                   67,312                128,001
BBVA Banco Frances SA (ADR)                                                             20,300                107,590
Cresud SA (ADR)                                                                         65,800                977,788
Grupo Financiero Galicia SA
(Class 'B' Shares)(a)                                                                   89,316                 46,375
Grupo Financiero Galicia SA (Class 'B' Shares) (ADR)(a)                                103,000                509,850
IRSA Inversiones y Representaciones SA(a)                                              119,544                146,279
IRSA Inversiones y Representaciones SA (GDR)(a)                                         57,300                645,771
Ledesma SAAI                                                                           259,501                403,358
MercadoLibre, Inc.(a)                                                                   45,000              1,552,050
Molinos Rio de la Plata SA
(Class 'B' Shares)(a)                                                                   92,923                319,603
Petrobras Energia Participaciones SA (ADR)                                             111,700              1,340,400
Petrobras Energia Participaciones SA
(Class 'B' Shares)                                                                     134,218                170,450
Siderar SAIC                                                                            75,100                737,650
Telecom Argentina SA (Class 'B' Shares)(a)                                             229,824                710,659
Telecom Argentina SA (Class 'B' Shares) (ADR)(a)                                        91,900              1,309,575
Tenaris SA                                                                             287,701             11,379,591
Tenaris SA (ADR)                                                                        52,700              3,926,150
Transportadora de Gas del Sur SA                                                       252,923                192,385
Transportadora de Gas del Sur SA (ADR)                                                  33,800                119,314
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $   25,740,385
---------------------------------------------------------------------------------------------------------------------
Botswana -- 0.2%
---------------------------------------------------------------------------------------------------------------------
Barclays Bank of Botswana                                                              186,550         $      159,575
Botswana Insurance Holdings Ltd.                                                       113,610                182,216
First National Bank of Botswana                                                        366,100                134,212
Letshego                                                                                51,800                114,731
Sechaba Breweries Ltd.                                                                 284,600                812,939
Sefalana Holding Co.                                                                   991,000                560,088
Standard Chartered Bank                                                                620,790              1,460,315
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $    3,424,076
---------------------------------------------------------------------------------------------------------------------
Brazil -- 6.7%
---------------------------------------------------------------------------------------------------------------------
AES Tiete SA                                                                            15,327         $      187,817
AES Tiete SA (PFD Shares)                                                               18,716                198,869
All America Latina Logistica (PFD Shares)                                               59,000                765,275
American Banknote SA                                                                    19,000                197,108
Aracruz Celulose SA (PFD Shares)                                                        63,000                464,231
Banco Bradesco SA                                                                       60,000              1,105,313
Banco Bradesco SA (PFD Shares)                                                         189,720              3,935,154
Banco Itau Holding Financeira SA (PFD Shares)                                          163,000              3,340,962
Bombril SA (PFD Shares)(a)                                                             100,000                653,254
Brasil Telecom Participacoes SA                                                          9,400                313,235
Brasil Telecom Participacoes SA (PFD Shares)                                            40,919                607,418
Brasil Telecom SA (PFD Shares)                                                          42,212                458,613
Braskem SA (PFD Shares)                                                                 16,000                128,362
Centrais Eletricas Brasileiras SA                                                       44,000                818,862
Centrais Eletricas Brasileiras SA (Class 'B' Shares) (PFD Shares)                       34,382                563,126
Cia Brasileira de Distribuicao Grupo Pao de Acucar (PFD Shares)                         14,356                307,880
Cia de Bebidas das Americas (PFD Shares)                                                69,237              4,408,445
Cia de Companhia de Concessoes Rodoviarias (CCR)                                        40,000                796,982
Cia de Saneamento Basico do Estado de Sao Paulo                                         23,200                598,051
Cia Energetica de Minas Gerais                                                           7,943                167,799
Cia Energetica de Minas Gerais (PFD Shares)                                             58,710              1,435,174
Cia Energetica de Sao Paulo (PFD Shares)                                                23,500                484,627
Cia Paranaense de Energia-Copel (PFD Shares)                                            18,000                368,941
Cia Siderurgica Nacional SA (CSN)                                                       60,300              2,709,993
Cia Vale do Rio Doce                                                                   189,400              6,835,310
Cia Vale do Rio Doce (PFD Shares)                                                      328,292              9,845,664
Contax Participacoes SA                                                                    350                 11,665
Contax Participacoes SA (ADR)                                                           26,608                 36,719
Contax Participacoes SA (PFD Shares)                                                     7,550                217,315
CPFL Energia SA                                                                         15,000                342,345
Cyrela Brazil Realty SA                                                                 20,824                289,873
Cyrela Commercial Properties SA Empreendimentos e Participacoes                          4,164                 28,144
Duratex SA (PFD Shares)                                                                 45,600                974,788
EDP-Energias do Brasil SA                                                               16,600                332,939
Eletropaulo Metropolitana SA (Class 'B' Shares) (PFD Shares)                            23,068                542,725
Embratel Participacoes SA                                                           37,424,000                271,062
Embratel Participacoes SA (PFD Shares)                                              67,000,000                602,389
Empresa Brasileira de Aeronautica SA                                                   275,351              1,847,215
Gerdau SA (PFD Shares)                                                                  78,800              1,902,496
Gol Linhas Aereas Inteligentes SA (PFD Shares)                                          14,000                157,737
Investimentos Itau SA (PFD Shares)                                                     826,338              5,283,783
Klabin SA (PFD Shares)                                                                  47,000                177,007
Localiza Rent a Car SA                                                                  19,500                217,007
Lojas Americanas SA (PFD Shares)                                                       288,359              1,903,659
Lojas Renner SA                                                                         29,000                581,276
Lupatech SA                                                                             13,700                516,819
Marcopolo SA (PFD Shares)                                                               46,300                183,104
Metalurgica Gerdau SA (PFD Shares)                                                      31,400              1,026,595
Natura Cosmeticos SA                                                                    35,000                363,093
Net Servicos de Comunicacao SA (PFD Shares)(a)                                         109,407              1,396,392
Perdigao SA                                                                             24,508                665,823
Petroleo Brasileiro SA                                                                 275,200              9,767,394
Petroleo Brasileiro SA (ADR)                                                           187,400             10,859,830
Petroleo Brasileiro SA (PFD Shares)                                                     45,800              1,330,662
Randon Participacoes SA (PFD Shares)                                                    63,700                635,598
Sadia SA (PFD Shares)                                                                  172,000              1,228,494
Souza Cruz SA                                                                           18,700                537,309
Suzano Papel e Celulose SA                                                              20,000                326,564
Tam SA (PFD Shares)                                                                     12,600                240,196
Tele Norte Leste Participacoes SA                                                       11,200                325,895
Tele Norte Leste Participacoes SA (PFD Shares)                                          24,000                606,451
Tele Norte Leste Participacoes SA (PFD Shares) (ADR)                                    26,608                662,805
Telemar Norte Leste SA (PFD Shares)                                                      9,000                497,957
Telemig Celular Participacoes SA (PFD Shares)                                            5,460                161,757
Telesp-Telecomunicacoes de Sao Paulo SA                                                  5,050                128,592
Telesp-Telecomunicacoes de Sao Paulo SA (PFD Shares)                                     7,313                206,217
Tim Participacoes SA                                                                    30,104                113,186
Tim Participacoes SA (PFD Shares)                                                      148,232                424,985
Totvs SA                                                                                11,000                362,333
Tractebel Energia SA                                                                    16,300                244,936
Ultrapar Participacoes SA (PFD Shares)                                                   9,812                379,957
Unibanco-Uniao de Bancos Brasileiros SA                                                136,446              1,753,509
Usinas Siderurgicas de Minas Gerais SA                                                  10,350                492,609
Usinas Siderurgicas de Minas Gerais SA (PFD Shares)                                     31,500              1,564,602
Vivo Participacoes SA (PFD Shares)                                                     100,000                646,966
Votorantim Celulose e Papel SA (PFD Shares)                                             12,400                336,098
Weg SA                                                                                 130,700              1,654,191
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $   97,057,528
---------------------------------------------------------------------------------------------------------------------
Bulgaria -- 0.1%
---------------------------------------------------------------------------------------------------------------------
Albena Invest Holding Plc(a)                                                            19,550         $      212,651
Bulgarian Telecommunications Co.                                                        32,300                211,422
Bulgartabak Holding                                                                      3,450                 79,211
Doverie Holding AD(a)                                                                   40,000                233,948
Petrol AD                                                                               20,805                140,790
Sopharma AD                                                                             48,000                237,042
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $    1,115,064
---------------------------------------------------------------------------------------------------------------------
Chile -- 3.2%
---------------------------------------------------------------------------------------------------------------------
Administradora de Fondos de Pensiones Provida SA (ADR)                                   9,800         $      250,194
AES Gener SA                                                                           513,100                181,102
Almendral SA                                                                         7,092,000                666,200
Antarchile SA (Series 'A')                                                              28,200                467,993
Banco de Chile                                                                       7,011,819                528,930
Banco de Chile (ADR)                                                                    21,259                948,151
Banco de Credito e Inversiones                                                          61,100              1,634,899
Banco Santander Chile SA                                                             6,125,600                248,883
Banco Santander Chile SA (ADR)                                                          47,622              2,048,222
Cap SA                                                                                  12,000                546,610
Cencosud SA                                                                            379,000              1,130,779
Cia Cervecerias Unidas SA (ADR)                                                         37,800              1,102,248
Cia de Telecomunicaciones de Chile SA (ADR)                                             90,600                521,856
Cia Electro Metalurgica SA                                                              17,500                129,170
Cia General de Electricidad SA                                                         116,110                746,964
Cia Sud Americana de Vapores SA                                                        113,800                158,731
Colbun SA                                                                            3,410,100                616,465
Corpbanca SA                                                                        83,071,400                449,290
Corpbanca SA (ADR)                                                                      17,000                461,720
Distribucion y Servicio D&S SA (ADR)                                                    48,500              1,016,075
Embotelladora Andina SA (Series 'A') (ADR)                                              25,100                357,926
Embotelladora Andina SA (Series 'B') (ADR)                                              48,900                747,681
Empresa Nacional de Electricidad SA (ADR)                                               61,159              2,615,159
Empresa Nacional de Telecomunicaciones SA                                               61,400                815,637
Empresas CMPC SA                                                                        18,900                573,869
Empresas Copec SA                                                                      249,600              3,126,217
Enersis SA (ADR)                                                                       137,171              2,137,124
Grupo Security SA                                                                      920,700                311,006
Invercap SA                                                                             51,300                771,033
Inversiones Aguas Metropolitanas SA                                                    211,100                216,288
Lan Airlines SA (ADR)                                                                   80,500                824,320
Madeco SA                                                                            4,859,800                447,292
Madeco SA (ADR)                                                                        105,700                978,782
Masisa SA (ADR)                                                                        140,805                862,431
Minera Valparaiso SA                                                                    28,200                749,217
Parque Arauco SA                                                                       498,800                440,159
Quinenco SA                                                                            223,900                425,323
S.A.C.I. Falabella SA                                                                  723,600              3,047,098
Salfacorp SA                                                                            95,700                143,473
SM-Chile SA (Class 'B' Shares)                                                       2,793,600                308,810
Sociedad de Inversiones Pampa Calichera SA (Class 'A' Shares)                          834,400              1,322,182
Sociedad Quimica y Minera de Chile SA (ADR)                                              2,095              1,164,883
Sociedad Quimica y Minera de Chile SA (Series 'B') (ADR)                               206,000              9,599,600
Sonda SA                                                                               301,200                371,534
Vina Concha y Toro SA (ADR)                                                             31,000              1,054,620
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $   47,266,146
---------------------------------------------------------------------------------------------------------------------
China -- 6.1%
---------------------------------------------------------------------------------------------------------------------
Air China Ltd. (Class 'H' Shares)                                                      300,000         $      148,205
Alibaba.com Ltd.(a)                                                                    170,000                239,553
Aluminum Corp. of China Ltd. (Class 'H' Shares)                                        330,000                378,473
American Oriental Bioengineering, Inc.(a)                                               17,500                172,725
Angang Steel Co., Ltd. (Class 'H' Shares)                                              702,000              1,413,749
Anhui Conch Cement Co., Ltd. (Class 'H' Shares)                                         48,000                321,527
Baidu.com, Inc. (ADR)(a)                                                                 4,800              1,502,208
Beijing Capital International Airport Co., Ltd. (Class 'H' Shares)                     236,000                196,887
Beijing Enterprises Holdings Ltd.                                                       65,000                213,054
Beijing North Star Co., Ltd. (Class 'H' Shares)                                      1,580,000                426,178
BOE Technology Group Co., Ltd. (Class 'B' Shares)(a)                                 1,405,300                535,372
BYD Co., Ltd. (Class 'H' Shares)                                                       266,000                341,607
Chaoda Modern Agriculture Holdings Ltd.                                                702,750                889,045
China Agri-Industries Holdings Ltd.(a)                                                 725,000                530,052
China Coal Energy Co. (Class 'H' Shares)                                               535,000                937,190
China Communication Services Corp. Ltd. (Class 'H' Shares)                             268,000                195,483
China Communications Construction Co., Ltd. (Class 'H' Shares)                         730,000              1,251,453
China Construction Bank (Class 'H' Shares)                                           3,489,000              2,815,274
China COSCO Holdings Co., Ltd. (Class 'H' Shares)                                      323,150                790,859
China Dongxiang Group Co.                                                              520,000                210,842
China Everbright Ltd.                                                                  456,000                881,240
China Foods Ltd.                                                                       460,000                212,447
China Hongxing Sports Ltd.                                                             480,000                159,692
China International Marine Containers Co., Ltd. (Class 'B' Shares)                     163,812                195,278
China Life Insurance Co., Ltd. (Class 'H' Shares)                                    1,378,000              4,800,739
China Medical Technologies, Inc. (ADR)                                                   5,200                256,880
China Mengniu Dairy Co., Ltd.                                                          396,000              1,120,999
China Merchants Bank Co., Ltd. (Class 'H' Shares)                                    1,041,500              3,279,916
China Merchants Holdings International Co., Ltd.                                       824,000              3,189,040
China Merchants Property Development Co., Ltd.                                         588,654                917,242
China Mobile Hong Kong Ltd.                                                            630,900              8,468,253
China Netcom Group Corp. (Hong Kong) Ltd.                                              192,500                523,545
China Overseas Land & Investment Ltd.                                                  796,500              1,262,465
China Petroleum & Chemical Corp. (Class 'H' Shares)                                  3,974,000              3,714,479
China Railway Group Ltd. (Class 'H' Shares)(a)                                       1,553,000              1,158,548
China Resources Enterprise Ltd.                                                        414,000              1,183,482
China Resources Power Holdings Co., Ltd.                                               190,000                462,270
China Shenhua Energy Co., Ltd. (Class 'H' Shares)                                      475,500              1,871,370
China Shipping Container Lines Co., Ltd. (Class 'H' Shares)                          1,030,000                403,614
China Shipping Development Co., Ltd. (Class 'H' Shares)                                222,000                668,859
China Southern Airlines Co., Ltd. (Class 'H' Shares)(a)                                375,000                148,765
China Telecom Corp. Ltd. (Class 'H' Shares)                                          1,950,000              1,060,465
China Travel International Investment Hong Kong Ltd.                                   800,000                216,840
China Unicom Ltd.                                                                      420,000                779,493
China Vanke Co., Ltd. (Class 'B' Shares)                                             1,185,417              1,516,624
China Yurun Food Group Ltd.                                                            338,000                556,006
Chongqing Changan Automobile Co., Ltd. (Class 'B' Shares)                              723,024                272,026
CITIC International Financial Holdings Ltd.                                            384,000                293,876
CITIC Pacific Ltd.                                                                     180,000                665,682
CNOOC Ltd.                                                                           1,532,500              2,660,215
Cosco Pacific Ltd.                                                                     122,000                200,278
Ctrip.com International Ltd. (ADR)                                                      14,600                668,388
Datang International Power Generation Co., Ltd. (Class 'H' Shares)                     460,000                273,396
Dazhong Transportation Group Co., Ltd. (Class 'B' Shares)                              633,875                492,854
Denway Motors Ltd.                                                                   1,892,000                730,874
Dongfeng Motor Corp. (Class 'H' Shares)                                              1,298,000                519,974
Focus Media Holding Ltd. (ADR)(a)                                                       30,590                847,955
FU JI Food & Catering Services                                                         133,000                206,786
Genting International Plc(a)                                                            94,600                 40,433
Guangdong Electric Power Development Co., Ltd. (Class 'B' Shares)                      264,000                121,674
Guangdong Investment Ltd.                                                              374,000                151,821
Guangdong Provincial Expressway Development Co., Ltd. (Class 'B' Shares)               234,960                118,758
Hangzhou Steam Turbine Co., Ltd. (Class 'B' Shares)                                    210,236                259,780
Harbin Power Equipment Co., Ltd. (Class 'H' Shares)                                    146,000                212,316
Huaneng Power International, Inc. (Class 'H' Shares)                                   960,000                666,118
Industrial & Commercial Bank of China Ltd. (Class 'H' Shares)                        5,361,000              3,665,361
Inner Mongolia Eerduosi Cashmere Products Co., Ltd. (Class 'B' Shares)                 165,600                192,555
Jiangsu Expressway Co., Ltd. (Class 'H' Shares)                                        352,000                288,483
Kingboard Chemical Holdings Ltd.                                                        86,500                399,388
Lenovo Group Ltd.                                                                      822,000                559,193
Li Ning Co., Ltd.                                                                      215,000                498,227
Lianhua Supermarket Holdings Ltd. (Class 'H' Shares)                                   130,000                166,870
Maanshan Iron & Steel Co., Ltd. (Class 'H' Shares)                                   2,729,000              1,590,566
NetEase.com, Inc. (ADR)(a)                                                              13,900                302,881
Parkson Retail Group Ltd.                                                               58,000                424,575
PetroChina Co., Ltd. (Class 'H' Shares)                                              1,872,300              2,420,328
PICC Property & Casualty Co., Ltd. (Class 'H' Shares)                                  390,000                259,874
Ping An Insurance Group Co. of China Ltd. (Class 'H' Shares)                           333,000              2,481,769
Ports Design Ltd.                                                                      111,000                318,321
Qingling Motors Co., Ltd. (Class 'H' Shares)                                         1,448,966                232,401
Samling Global Ltd.                                                                  1,722,000                269,564
Samson Holding Ltd.                                                                    222,000                 33,359
Shanghai Diesel Engine Co., Ltd. (Class 'B' Shares)(a)                                 534,000                372,853
Shanghai Electric Group Co., Ltd. (Class 'H' Shares)                                   460,000                225,621
Shanghai Haixin Group Co., Ltd. (Class 'B' Shares)(a)                                  545,000                244,990
Shanghai Industrial Holdings Ltd.                                                       84,000                247,281
Shanghai Jin Jiang International Hotels Group Co., Ltd. (Class 'H' Shares)           1,000,000                225,923
Shanghai Jinjiang International Hotels Development Co., Ltd. (Class 'B' Shares)        574,800                673,993
Shanghai Zhenhua Port Machinery Co., Ltd. (Class 'B' Shares)                           440,000                629,137
Shenzhen Chiwan Wharf Holdings Ltd. (Class 'B' Shares)                                 153,115                233,799
SINA Corp.(a)                                                                            9,000                382,950
Sinopec Yizheng Chemical Fibre Co., Ltd. (Class 'H' Shares)(a)                       3,201,000                485,543
Sinopec-China Petroleum & Chemical Corp. (Class 'H' Shares)                          1,628,000                552,292
Sinotrans Ltd. (Class 'H' Shares)                                                      300,000                 73,947
Sohu.com, Inc.(a)                                                                        4,600                324,024
Suntech Power Holdings Co., Ltd. (ADR)(a)                                               15,100                565,646
Tencent Holdings Ltd.                                                                  108,600                842,259
Tingyi (Cayman Islands) Holding Corp.                                                1,184,000              1,464,228
TPV Technology Ltd.                                                                     84,000                 43,831
Travelsky Technology Ltd. (Class 'H' Shares)                                           812,000                533,926
Tsingtao Brewery Co., Ltd. (Class 'H' Shares)                                        1,124,000              2,293,675
Weiqiao Textile Co., Ltd. (Class 'H' Shares)                                            82,000                 63,969
Wumart Stores, Inc. (Class 'H' Shares)                                                 156,000                141,718
Yangzijiang Shipbuilding Holdings Ltd.                                                 337,000                211,422
Yantai Changyu Pioneer Wine Co., Ltd. (Class 'B' Shares)                               103,948                652,475
Yanzhou Coal Mining Co., Ltd. (Class 'H' Shares)                                       320,000                596,587
Zhejiang Expressway Co., Ltd. (Class 'H' Shares)                                       186,000                143,656
ZTE Corp. (Class 'H' Shares)                                                           189,000                909,473
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $   89,160,424
---------------------------------------------------------------------------------------------------------------------
Colombia -- 0.7%
---------------------------------------------------------------------------------------------------------------------
Almacenes Exito SA                                                                      99,500         $      666,637
Banco de Bogota                                                                         14,000                183,486
Bancolombia SA (PFD Shares) (ADR)                                                       53,000              1,663,670
Cementos Argos SA                                                                      167,900                629,350
Cia Colombiana de Inversiones SA                                                        39,126                457,410
Cia de Cemento Argos SA                                                                271,300              1,349,744
Grupo Aval Acciones y Valores SA                                                     1,192,000                309,951
Grupo Nacional de Chocolates SA                                                        156,400              1,238,081
Interconexion Electrica SA                                                             470,000              1,894,784
Promigas SA                                                                             27,000                537,877
Suramericana de Inversiones SA                                                         126,600              1,042,003
Tableros y Maderas de Caldas(a)                                                     54,336,100                188,004
Textiles Fabricato Tejicondor SA(a)                                                 15,075,500                229,195
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $   10,390,192
---------------------------------------------------------------------------------------------------------------------
Croatia -- 0.7%
---------------------------------------------------------------------------------------------------------------------
Adris Grupa DD (PFD Shares)                                                             16,000         $    1,289,566
Atlantska Plovidba DD                                                                    3,280              1,785,614
Croatia Osiguranje DD(a)                                                                   160                416,882
Dalekovod DD                                                                             2,270                420,483
Ericsson Nikola Tesla                                                                    3,410              1,582,439
INA Industrija Nafte DD                                                                  3,042              1,702,118
Institut Gradevinarstva Hrvatske DD                                                        210                440,045
Koncar-Elektroindustrija DD(a)                                                           2,370                341,112
Kras DD                                                                                  1,645                186,581
Petrokemija DD(a)                                                                        5,250                262,764
Podravka Prehrambena Industija DD                                                        8,200                670,128
Privredna Banka Zagreb DD(a)                                                             3,310                706,668
Riviera Holding DD(a)                                                                    3,830                440,404
Tankerska Plovidba DD                                                                      290                240,207
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $   10,485,011
---------------------------------------------------------------------------------------------------------------------
Czech Republic -- 3.3%
---------------------------------------------------------------------------------------------------------------------
CEZ AS                                                                                 276,570         $   24,541,510
Komercni Banka AS                                                                       21,900              5,126,344
Komercni Banka AS (GDR)                                                                 27,154              2,525,322
Philip Morris CR AS                                                                      1,860                552,018
Telefonica 02 Czech Republic AS                                                         94,700              3,071,141
Telefonica 02 Czech Republic AS (GDR)                                                   54,303              1,737,457
Unipetrol AS                                                                           343,200              5,664,740
Zentiva NV                                                                              75,500              5,557,039
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $   48,775,571
---------------------------------------------------------------------------------------------------------------------
Egypt -- 1.6%
---------------------------------------------------------------------------------------------------------------------
Alexandria Mineral Oils Co.                                                             49,000         $      675,069
Arab Cotton Ginning                                                                    243,000                405,475
Commercial International Bank                                                           85,630              1,376,837
Credit Agricole Egypt                                                                   38,690                127,663
Eastern Tobacco                                                                         16,200              1,051,316
Egypt Kuwaiti Holding Co.                                                              333,960                999,170
Egyptian Financial & Industrial Co.                                                     25,700              1,630,493
Egyptian Financial Group-Hermes Holding SAE                                            133,700              1,209,383
Egyptian International Pharmaceutical Industrial Co.                                    40,120                249,554
Egyptian Media Production City(a)                                                       50,475                 92,655
El Ezz Aldekhela Steel Alexa Co.                                                         3,050                850,136
El Ezz Steel Rebars SAE                                                                 71,600              1,078,991
El Sewedy Cables Holding Co.(a)                                                         19,000                464,810
El Watany Bank of Egypt                                                                 32,900                359,768
Medinet Nasr for Housing                                                                56,250                542,432
Misr Cement                                                                             18,251                235,993
MobiNil-Egyptian Co. for Mobil Services                                                 13,978                437,296
National Societe General Bank                                                           31,878                218,823
Olympic Group Financial Investments                                                     67,971                842,023
Orascom Construction Industries (OCI)                                                   47,301              3,278,623
Orascom Hotel Holdings SAE(a)                                                           11,863                122,465
Orascom Hotels & Development(a)                                                         83,200                867,229
Orascom Telecom Holding SAE                                                            242,000              3,146,476
Oriental Weavers Co.                                                                    26,710                310,779
Raya Holding Co.                                                                        43,400                 96,775
Sidi Kerir Petrochemcials Co.                                                          267,800              1,011,873
Suez Cement Co.                                                                         42,400                400,873
Telecom Egypt                                                                          165,000                510,039
Torah Portland Cement Co.                                                                4,300                117,029
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $   22,710,048
---------------------------------------------------------------------------------------------------------------------
Estonia -- 0.7%
---------------------------------------------------------------------------------------------------------------------
AS Baltika                                                                             104,189         $      314,068
AS Eesti Ehitus                                                                        115,400                627,753
AS Eesti Telekom                                                                        73,700                806,649
AS Eesti Telekom (GDR)                                                                  42,400              1,454,320
AS Harju Elekter                                                                        18,000                 73,151
AS Merko Ehitus                                                                         76,600              1,024,013
AS Norma                                                                                25,000                208,586
AS Olympic Entertainment Group                                                         428,217              1,518,149
AS Saku Olletehase                                                                       8,000                143,630
AS Tallink Group Ltd.(a)                                                             2,634,433              3,032,023
AS Tallinna Kaubamaja                                                                   62,200                618,569
AS Tallinna Vesi                                                                        12,935                240,953
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $   10,061,864
---------------------------------------------------------------------------------------------------------------------
Ghana -- 0.5%
---------------------------------------------------------------------------------------------------------------------
Aluworks Ghana Ltd.                                                                  1,810,900         $    1,025,350
CAL Bank Ltd.(a)                                                                     1,731,000              1,106,575
Ghana Commercial Bank Ltd.(a)                                                          967,303              1,192,565
Home Finance Co., Ltd.(a)                                                            3,899,473              2,207,921
Produce Buying Co., Ltd.(a)                                                            650,000                130,594
SSB Bank Ltd.(a)                                                                       370,000                456,164
Standard Chartered Bank of Ghana Ltd.                                                   10,200                287,183
Unilever Ghana Ltd.                                                                    249,000                613,973
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $    7,020,325
---------------------------------------------------------------------------------------------------------------------
Hungary -- 3.0%
---------------------------------------------------------------------------------------------------------------------
Danubius Hotel & Spa Rt.(a)                                                              8,190         $      362,506
EGIS Rt                                                                                  3,378                341,830
FHB Mortgage Bank Rt                                                                    18,000                136,220
Fotex Rt.(a)                                                                           478,034              1,889,302
Magyar Telekom Rt                                                                    1,476,150              7,208,315
Magyar Telekom Rt. (ADR)                                                                37,300                901,168
MOL Hungarian Oil & Gas Rt                                                              70,705              9,541,364
OTP Bank Rt                                                                            356,220             14,932,334
PannErgy Plc(a)                                                                        129,000              1,141,991
RABA Automotive Holding Rt.(a)                                                          52,760                558,483
Richter Gedeon Rt                                                                       27,682              5,991,085
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $   43,004,598
---------------------------------------------------------------------------------------------------------------------
India -- 5.2%
---------------------------------------------------------------------------------------------------------------------
Aban Offshore Ltd.                                                                       4,700         $      314,761
ACC Ltd.                                                                                11,300                137,202
Adani Exports Ltd.                                                                      14,600                208,768
Aditya Birla Nuvo Ltd.                                                                   6,706                182,600
Allahabad Bank Ltd.                                                                     64,000                 82,115
Amtek Auto Ltd.                                                                         38,500                215,572
Andhra Bank                                                                             55,000                 69,438
Apollo Hospitals Enterprise Ltd.                                                        15,700                179,632
Asea Brown Boveri India Ltd.                                                            18,700                344,382
Ashok Leyland Ltd.                                                                     123,000                 82,150
Asian Paints Ltd.                                                                        8,000                214,661
Bajaj Auto Ltd.                                                                         11,100                116,353
Bajaj Finserv Ltd.                                                                      11,100                134,929
Bajaj Hindusthan Ltd.                                                                   59,700                232,608
Bajaj Holdings & Investment Ltd.                                                        11,100                111,276
Bajaj Holdings & Investment Ltd. (GDR)(144A)                                             7,202                236,787
Balrampur Chini Mills Ltd.(a)                                                          145,600                270,624
Bank of India                                                                           43,100                218,631
BEML Ltd.                                                                                5,000                 85,088
Bharat Electronics Ltd.                                                                  5,000                117,981
Bharat Forge Ltd.                                                                       42,200                231,823
Bharat Heavy Electricals Ltd.                                                           31,300              1,000,830
Bharat Petroleum Corp. Ltd.                                                             14,000                 72,212
Bharti Airtel Ltd.(a)                                                                  188,400              3,166,461
Biocon Ltd.                                                                             19,200                175,791
Cairn India Ltd.(a)                                                                     65,700                419,316
Canara Bank Ltd.                                                                        21,500                 89,377
Century Textiles & Industries Ltd.                                                      12,000                142,542
Cipla Ltd.                                                                             161,400                791,474
Colgate-Palmolive (India) Ltd.                                                          13,000                107,309
Container Corp. of India Ltd.                                                            9,000                164,910
Corporation Bank                                                                        17,000                103,845
Crompton Greaves Ltd.                                                                   38,800                194,721
Cummins India Ltd.                                                                      23,000                123,101
Dabur India Ltd.                                                                       139,000                258,400
Dish TV India Ltd.(a)                                                                   20,412                 14,128
Divi's Laboratories Ltd.                                                                 7,000                218,105
DLF Ltd.                                                                                33,800                311,933
Dr. Reddy's Laboratories Ltd.                                                           13,300                207,258
Dr. Reddy's Laboratories Ltd. (ADR)                                                     26,800                418,080
EIH Ltd.                                                                                52,500                142,230
Essar Oil Ltd.(a)                                                                       99,000                402,186
Financial Technologies India Ltd.                                                        3,500                138,434
Gail India Ltd.                                                                         27,000                206,805
Gail India Ltd. (GDR)                                                                   16,700                771,540
Glaxosmithkline Pharmaceuticals Ltd.                                                     8,000                206,131
Glenmark Pharmaceuticals Ltd.                                                           40,800                607,165
GMR Infrastructure(a)                                                                   60,000                111,937
Grasim Industries Ltd. (GDR)(144A)(a)                                                   13,300                585,200
Great Eastern Shipping Co., Ltd.                                                        15,200                133,207
Great Offshore Ltd.                                                                      3,800                 47,189
GTL Ltd.                                                                                34,000                162,073
Gujarat Ambuja Cements Ltd.                                                            159,800                282,619
HCL Technologies Ltd.                                                                   49,700                305,720
HDFC Bank Ltd.                                                                          51,200              1,191,642
HDFC Bank Ltd. (ADR)                                                                     7,700                551,782
Hero Honda Motors Ltd.                                                                  31,942                508,985
Hexaware Technologies Ltd.                                                              30,000                 36,107
Hindalco Industries Ltd. (GDR)(144A)(a)                                                140,410                474,586
Hindustan Construction Ltd.                                                             71,300                133,272
Hindustan Lever Ltd.                                                                   342,409              1,642,750
Hindustan Petroleum Corp. Ltd.                                                          18,000                 72,254
Hindustan Zinc Ltd.                                                                     19,900                243,851
Housing Development & Infrastructure Ltd.                                               15,700                140,200
Housing Development Finance Corp.                                                       57,400              2,586,577
I-Flex Solutions Ltd.(a)                                                                 4,000                130,287
ICICI Bank Ltd.                                                                        132,300              1,955,399
ICICI Bank Ltd. (ADR)                                                                   45,100              1,297,076
IDBI Bank Ltd.                                                                          74,000                110,500
Idea Cellular Ltd.(a)                                                                  435,400                943,630
India Cements Ltd.                                                                      48,000                153,168
Indiabulls Financial Services Ltd.                                                      41,800                254,084
Indiabulls Real Estate Ltd.(a)                                                          35,000                219,873
Indiabulls Securities Ltd.(a)                                                          245,500                438,220
Indian Hotels Co., Ltd.                                                                154,920                276,372
Indian Oil Corp. Ltd.                                                                   11,000                 84,859
Infosys Technologies Ltd.                                                               91,851              3,704,965
Infrastructure Development Finance Co., Ltd.                                           185,300                444,305
ITC Ltd.                                                                               611,900              2,643,301
ITC Ltd. (GDR)(144A)                                                                   220,700                954,688
IVRCL Infrastructures & Projects Ltd.                                                   21,600                148,579
Jain Irrigation Systems Ltd.                                                            12,700                145,006
Jaiprakash Associates Ltd.                                                             109,500                368,439
Jammu & Kashmir Bank Ltd.                                                               12,000                147,986
Jet Airways (India) Ltd.                                                                 9,000                 86,802
Jindal Steel & Power Ltd.                                                               15,000                611,307
JSW Steel Ltd.                                                                          17,000                358,878
Kotak Mahindra Bank Ltd.                                                                32,000                340,226
Lanco Infratech Ltd.                                                                    30,000                196,367
Larsen & Toubro Ltd.                                                                    23,300              1,176,561
Larsen & Toubro Ltd. (GDR)                                                              24,000              1,233,600
LIC Housing Finance Ltd.                                                                30,000                186,819
Lupin Ltd.                                                                              14,300                223,805
Mahanagar Telephone Nigam Ltd.                                                          31,000                 64,932
Mahanagar Telephone Nigam Ltd. (ADR)                                                    38,500                164,010
Mahindra & Mahindra Ltd.                                                                70,700                788,908
Maruti Udyog Ltd.                                                                       50,500                720,920
Moser Baer India Ltd.                                                                    8,300                 23,561
Motor Industries Co., Ltd.                                                               3,900                349,962
Mphasis Ltd.                                                                            27,000                134,824
Mundra Port & Special Economic Zone Ltd.                                                30,400                348,793
Nagarjuna Construction Co., Ltd.                                                        37,800                119,111
National Aluminium Co., Ltd.                                                            24,000                196,362
Nestle India Ltd.                                                                       12,100                458,027
Neyveli Lignite Corp. Ltd.                                                              78,000                192,824
Nicholas Piramal India Ltd.                                                             21,000                151,293
NTPC Ltd.                                                                              295,200              1,051,426
Oil & Natural Gas Corp. Ltd.                                                            53,250                998,465
Patni Computer Systems Ltd.                                                             14,000                 70,965
Petronet LNG Ltd.                                                                       94,000                124,017
Piramal Life Sciences Ltd.(a)                                                            2,100                 12,641
Punj Lloyd Ltd.                                                                         28,800                143,200
Punjab National Bank Ltd.                                                               13,000                112,638
Ranbaxy Laboratories Ltd.                                                               62,800                762,778
Ranbaxy Laboratories Ltd. (GDR)                                                         20,500                251,125
Reliance Capital Ltd.                                                                   22,000                461,990
Reliance Capital Ltd. (GDR)(144A)(a)                                                     2,140                 44,906
Reliance Communications Ltd.                                                           227,700              2,337,884
Reliance Communications Ltd. (GDR)(144A)                                                42,816                440,649
Reliance Industries Ltd.                                                                76,200              3,693,231
Reliance Industries Ltd. (GDR)(144A)                                                    21,408              2,106,547
Reliance Infrastructure Ltd.                                                            26,300                479,403
Reliance Infrastructure Ltd. (GDR)                                                       5,900                320,809
Reliance Infrastructure Ltd. (GDR)(144A)                                                 1,070                 73,134
Reliance Natural Resources Ltd.(a)                                                     276,400                409,276
Reliance Natural Resources Ltd. (GDR)(144A)(a)                                          21,408                 64,335
Reliance Petroleum Ltd.(a)                                                             207,300                823,395
Reliance Power Ltd.                                                                    137,280                433,617
Satyam Computer Services Ltd.                                                           79,700                812,411
Satyam Computer Services Ltd. (ADR)                                                     24,000                588,480
Sesa Goa Ltd.                                                                            5,000                394,335
Shipping Corp. of India Ltd.                                                            33,000                166,969
Siemens India Ltd.                                                                      37,200                333,398
Sintex Industries Ltd.                                                                  23,100                159,853
State Bank of India                                                                     17,700                456,619
State Bank of India (GDR)                                                               16,500                886,885
Steel Authority of India Ltd.                                                          156,000                505,635
Sterlite Industries (India) Ltd.(a)                                                     44,800                725,582
Sun Pharma Advanced Research Co., Ltd.(a)                                               10,000                 18,786
Sun Pharmaceuticals Industries Ltd.                                                     18,200                589,001
Suzlon Energy Ltd.                                                                      85,500                430,542
Syndicate Bank                                                                          66,000                 78,359
Tata Chemicals Ltd.                                                                     22,000                147,402
Tata Communications Ltd. (ADR)                                                          11,100                198,024
Tata Consultancy Services Ltd.                                                          34,790                699,028
Tata Motors Ltd.                                                                        33,200                329,649
Tata Motors Ltd. (ADR)                                                                  19,800                198,990
Tata Power Co., Ltd.                                                                    46,000              1,142,131
Tata Steel Ltd.                                                                         78,720              1,334,863
Tata Steel Ltd. (PFD Shares)(a)                                                         59,040                152,248
Tata Tea Ltd.                                                                           15,600                270,836
Tata Teleservices Maharashtra Ltd.(a)                                                  280,840                157,551
Titan Industries Ltd.                                                                    6,000                138,728
Ultra Tech Cement Ltd.                                                                   7,000                 88,355
Unitech Ltd.                                                                            55,000                224,895
United Breweries Ltd.                                                                   38,000                128,675
United Phosphorus Ltd.                                                                  20,000                127,901
United Spirits Ltd.                                                                     18,700                538,536
UTI Bank Ltd.                                                                           49,300                693,894
Videocon Industries Ltd.                                                                36,000                217,895
Videsh Sanchar Nigam Ltd.                                                               12,000                104,166
Voltas Ltd.                                                                             86,500                248,955
Wipro Ltd.                                                                              41,300                421,303
Wipro Ltd. (ADR)                                                                        13,100                159,558
Wire & Wireless India Ltd.(a)                                                           17,750                  8,746
Zee Entertainment Enterprises Ltd.                                                      76,200                345,771
Zee News Ltd.(a)                                                                        16,049                 16,890
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $   75,458,521
---------------------------------------------------------------------------------------------------------------------
Indonesia -- 3.0%
---------------------------------------------------------------------------------------------------------------------
Aneka Tambang Tbk PT                                                                 8,587,500         $    2,963,793
Astra Argo Lestari Tbk PT                                                              420,000              1,351,853
Astra International Tbk PT                                                           1,323,000              2,769,245
Bakrie & Brothers Tbk PT(a)                                                         30,182,000              1,739,438
Bakrie Telecom PT(a)                                                                 4,350,000                125,330
Bank Central Asia Tbk PT                                                             7,602,000              2,047,077
Bank Danamon Indonesia Tbk PT                                                          685,000                350,169
Bank Internasional Indonesia Tbk PT                                                  6,667,000                336,542
Bank Mandiri PT                                                                      3,760,000              1,063,738
Bank Niaga Tbk PT                                                                    4,309,000                450,393
Bank Pan Indonesia Tbk PT(a)                                                         3,525,272                322,092
Bank Rakyat Indonesia PT                                                             3,408,000              1,893,255
Berlian Laju Tanker Tbk PT                                                           1,250,000                260,489
Bumi Resources Tbk PT                                                                8,789,000              7,843,782
Energi Mega Persada Tbk PT(a)                                                        3,938,000                427,984
Gudang Garam Tbk PT                                                                    763,500                534,574
Indah Kiat Pulp & Paper Corp. Tbk PT(a)                                              1,095,000                300,091
Indocement Tunggal Prakarsa Tbk PT                                                     500,000                296,398
Indofood Sukses Makmur Tbk PT                                                        6,576,500              1,717,846
Indonesian Satellite Corp. Tbk PT                                                    1,592,500              1,165,876
International Nickel Indonesia Tbk PT                                                1,300,000                854,709
Kalbe Farma Tbk PT                                                                   1,517,000                140,051
Kawasan Industri Jababeka Tbk PT(a)                                                  1,250,000                 17,421
Lippo Karawaci Tbk PT                                                                6,000,000                475,767
Matahari Putra Prima Tbk PT                                                          1,600,000                 92,302
Medco Energi Internasional Tbk PT                                                    1,397,000                718,422
Perusahaan Gas Negara PT                                                             1,000,000              1,413,048
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT(a)                               454,000                519,227
Ramayana Lestari Sentosa Tbk PT                                                      4,100,000                307,830
Semen Gresik Persero Tbk PT                                                          2,655,000              1,155,656
Telekomunikasi Indonesia Tbk PT                                                      4,215,160              3,366,421
Tempo Scan Pacific Tbk PT                                                            2,000,000                147,871
Unilever Indonesia Tbk PT                                                              852,700                625,232
United Tractors Tbk PT                                                               3,996,000              5,274,088
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $   43,068,010
---------------------------------------------------------------------------------------------------------------------
Israel -- 3.2%
---------------------------------------------------------------------------------------------------------------------
Africa-Israel Investments Ltd.                                                           6,700         $      407,359
Aladdin Knowledge Systems Ltd.(a)                                                       10,000                135,000
Alvarion Ltd.(a)                                                                        34,900                248,959
Bank Hapoalim B.M                                                                      495,652              2,183,243
Bank Leumi Le-Israel                                                                   496,824              2,473,639
Bezeq Israeli Telecommunication Corp. Ltd.                                           1,538,038              3,026,553
Cellcom Israel Ltd.                                                                     34,200              1,169,982
Ceragon Networks Ltd.(a)                                                                20,600                159,444
Check Point Software Technologies Ltd.(a)                                               71,241              1,686,275
Clal Industries Ltd.                                                                    21,900                 99,442
Clal Insurance Enterprise Holdings Ltd.                                                 14,800                304,579
Delek Automotive Systems Ltd.                                                           17,000                271,115
Delek Group Ltd.                                                                         2,140                325,031
Discount Investment Corp.                                                                3,650                 95,430
ECtel Ltd.(a)                                                                              237                    460
Elbit Imaging Ltd.                                                                       3,900                162,575
Elbit Systems Ltd.                                                                       7,000                415,160
First International Bank of Israel Ltd.(a)                                               9,100                110,046
Gazit Globe (1982) Ltd.                                                                 29,000                300,287
Gilat Satellite Networks Ltd.(a)                                                        29,100                317,893
Harel Insurance Investments Ltd.                                                         3,000                143,570
Housing & Construction Holdings Ltd.(a)                                                 85,800                117,240
IDB Development Corp. Ltd.                                                               8,276                203,340
IDB Holding Corp. Ltd.                                                                   7,103                165,543
Israel Chemicals Ltd.                                                                  349,815              8,133,831
Israel Corp. Ltd.(a)                                                                     1,850              2,862,867
Israel Discount Bank Ltd. (Series 'A')(a)                                              175,400                387,509
Koor Industries Ltd.                                                                     3,023                198,164
Makhteshim-Agan Industries Ltd.                                                        208,657              1,939,275
Mizrahi Tefahot Bank Ltd.                                                               58,000                458,982
Ness Technologies, Inc.(a)                                                              18,800                190,256
Nice Systems Ltd.(a)                                                                    22,100                655,174
Oil Refineries Ltd.                                                                    512,000                381,743
Orbotech Ltd.(a)                                                                        10,000                133,200
Ormat Industries Ltd.                                                                   26,500                343,940
Osem Investment Ltd.                                                                         1                     13
Partner Communications Co., Ltd.                                                       124,660              2,968,953
Property & Building Corp. Ltd.                                                           1,000                 96,990
Retalix Ltd.(a)                                                                          5,900                 77,378
Strauss Group Ltd.(a)                                                                   17,400                243,849
Supersol Ltd.                                                                           68,000                363,770
Teva Pharmaceutical Industries Ltd.                                                     87,999              4,032,651
Teva Pharmaceutical Industries Ltd. (ADR)                                              199,300              9,127,940
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $   47,118,650
---------------------------------------------------------------------------------------------------------------------
Jordan -- 0.9%
---------------------------------------------------------------------------------------------------------------------
Arab Bank Plc                                                                          177,900         $    5,446,970
Arab East Investment                                                                    73,266                367,495
Bank of Jordan                                                                          55,600                213,680
Jordan Ahli Bank                                                                        66,000                230,335
Jordan Cement Factory                                                                   24,700                382,148
Jordan Telecom Corp.                                                                    67,000                596,826
Jordanian Electric Power Co.                                                            53,212                497,723
Middle East Complex for Engineering, Electric, & Heavy Industries Plc                  400,900              1,818,282
Taameer Jordan Co.(a)                                                                  377,300              1,178,146
Union Investment Corp.(a)                                                              169,900                360,159
Union Land Development                                                                 156,800                407,647
United Arab Investors                                                                  302,100              1,199,436
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $   12,698,847
---------------------------------------------------------------------------------------------------------------------
Kenya -- 0.8%
---------------------------------------------------------------------------------------------------------------------
Athi River Mining Ltd.                                                                 561,200         $      882,557
Bamburi Cement Co., Ltd.                                                               366,541              1,092,379
Barclays Bank of Kenya Ltd.                                                          1,664,880              1,786,289
East African Breweries Ltd.                                                            793,440              2,417,821
East African Portland Cement Co., Ltd.                                                  40,900                 71,971
ICDC Investment Co.                                                                    808,000                322,299
Kenya Airways Ltd.                                                                   1,127,600                856,477
Kenya Commercial Bank Ltd.                                                           3,894,400              1,838,138
Kenya Electricity Generating Co., Ltd.                                               1,242,800                464,485
Kenya Oil Co., Ltd.                                                                    238,000                324,233
Kenya Power & Lighting Ltd.                                                            112,650                366,867
Mumias Sugar Co., Ltd.                                                               2,730,114                530,063
Nation Media Group Ltd.                                                                 89,673                479,065
NIC Bank Ltd.                                                                          529,632                479,911
Standard Chartered Bank Kenya Ltd.                                                     103,420                331,601
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $   12,244,156
---------------------------------------------------------------------------------------------------------------------
Latvia -- 0.0%
---------------------------------------------------------------------------------------------------------------------
Grindeks(a)                                                                             12,000         $      163,391
Latvian Shipping Co.(a)                                                                 96,000                263,912
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $      427,303
---------------------------------------------------------------------------------------------------------------------
Lithuania -- 0.5%
---------------------------------------------------------------------------------------------------------------------
Apranga PVA                                                                            132,200         $      392,089
Bankas Snoras(a)                                                                       193,500                270,633
Invalda PVA                                                                             70,800                531,098
Klaipedos Nafta PVA(a)                                                                 993,963                412,984
Lietuvos Dujos                                                                         200,000                245,797
Lietuvos Energija(a)                                                                    37,000                 60,950
Pieno Zvaigzdes                                                                         94,000                207,796
Rokiskio Suris                                                                         177,000                414,595
Rytu Skirstomieji Tinklai                                                              141,300                247,055
Sanitas                                                                                 17,500                258,367
Siauliu Bankas(a)                                                                      441,032                420,140
Snaige(a)                                                                               69,000                 81,092
Teo LT AB                                                                            1,577,356              1,381,413
Teo LT AB (GDR)(144A)                                                                   60,000                525,654
Ukio Bankas Commercial Bank                                                          1,060,003              1,372,080
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $    6,821,743
---------------------------------------------------------------------------------------------------------------------
Malaysia -- 3.1%
---------------------------------------------------------------------------------------------------------------------
Affin Holdings Bhd                                                                     236,000         $      135,332
Airasia Bhd(a)                                                                         282,700                 75,452
Alliance Financial Group Bhd                                                           330,800                280,704
AMMB Holdings Bhd                                                                      615,900                600,645
Asiatic Development Bhd                                                                121,000                304,393
Astro All Asia Networks Plc                                                            346,000                360,328
Batu Kawan Bhd                                                                         100,300                325,687
Berjaya Sports Toto Bhd                                                                221,384                329,728
British American Tobacco Malaysia Bhd                                                   48,800                661,100
Bumiputra-Commerce Holdings Bhd                                                        814,733              2,001,081
Bursa Malaysia Bhd                                                                     142,000                324,507
Dialog Group Bhd                                                                       588,000                241,844
Digi.com Bhd                                                                           133,400                977,015
EON Capital Bhd                                                                        111,000                153,799
Gamuda Bhd                                                                           1,156,100                829,130
Genting Bhd                                                                            842,500              1,448,216
Guinness Anchor Bhd                                                                     67,000                107,784
Hong Leong Bank Bhd                                                                    252,400                452,706
Hong Leong Financial Group Bhd                                                          61,500                 88,225
IGB Corp. Bhd                                                                          312,000                137,991
IJM Corp. Bhd                                                                          437,800                738,083
IOI Corp. Bhd                                                                        1,294,939              2,958,199
Kencana Petroleum Bhd(a)                                                               425,000                232,084
Kinsteel Bhd                                                                           525,000                241,706
KLCC Property Holdings Bhd                                                             250,000                208,493
KNM Group Bhd                                                                        1,248,200              2,429,152
Kuala Lumpur Kepong Bhd                                                                183,850                992,626
Kulim (Malaysia) Bhd                                                                   115,700                343,517
Lafarge Malayan Cement Bhd                                                             468,660                614,530
Landmarks Bhd                                                                          220,700                 99,481
Lion Diversified Holdings Bhd                                                          122,600                 47,421
Lion Industries Corp. Bhd                                                              436,600                350,115
Magnum Corp. Bhd                                                                       275,000                287,835
Malayan Banking Bhd                                                                    794,818              1,718,279
Malaysian Airline System Bhd(a)                                                        683,133                648,910
Malaysian Airline System Bhd (PFD Shares)(a)                                           110,133                 25,953
Malaysian Bulk Carriers Bhd                                                            205,000                230,224
Malaysian Pacific Industries Bhd                                                        73,000                156,812
Malaysian Resources Corp. Bhd                                                          451,200                152,308
Media Prima Bhd                                                                        242,300                134,539
MISC Bhd                                                                               324,200                819,139
MISC Bhd(b)                                                                            112,000                284,523
MMC Corp. Bhd                                                                          662,000                560,380
Multi-Purpose Holdings Bhd                                                             391,400                178,714
Nestle Malaysia Bhd                                                                      6,000                 53,252
OSK Holdings Bhd                                                                       218,000                106,271
Parkson Holdings Bhd                                                                   559,380                866,986
Petra Perdana Bhd                                                                      322,567                382,187
Petronas Dagangan Bhd                                                                  374,700                861,122
Petronas Gas Bhd                                                                       135,300                411,962
PLUS (Projek Lebuhraya Utara Selatan) Expressways Bhd                                  700,900                556,644
Pos Malaysia Bhd                                                                       110,000                 76,579
PPB Group Bhd                                                                          252,000                833,289
Public Bank Bhd                                                                        682,887              2,176,034
Ranhill Bhd                                                                            204,900                 58,721
Resorts World Bhd                                                                      946,000                754,209
RHB Capital Bhd                                                                        260,500                337,167
SapuraCrest Petroleum Bhd                                                              650,000                275,593
Sarawak Energy Bhd                                                                     730,500                667,500
Scomi Group Bhd                                                                      1,244,800                244,524
Shell Refining Co. Bhd                                                                 201,100                671,361
Sime Darby Bhd                                                                       1,649,409              4,676,258
SP Setia Bhd                                                                           380,100                343,100
Star Publications (Malaysia) Bhd                                                       104,000                111,518
Ta Ann Holdings Bhd                                                                    137,280                286,137
TA Enterprise Bhd                                                                      386,000                119,614
Tan Chong Motor Holdings Bhd                                                           219,000                121,402
Tanjong Plc                                                                            146,400                615,003
Tenaga Nasional Bhd                                                                    550,625              1,377,483
Titan Chemicals Corp. Bhd                                                              940,500                371,654
TM International Bhd(a)                                                                392,700                739,129
Top Glove Corp. Bhd                                                                    105,000                136,362
Uchi Technologies Bhd                                                                  237,400                146,141
UEM Builders Bhd                                                                       457,000                178,069
UEM World Bhd                                                                          689,300                621,695
UMW Holdings Bhd                                                                       114,000                209,662
Unisem (M) Bhd                                                                         215,000                 88,443
Wah Seong Corp. Bhd                                                                    330,000                217,460
WCT Bhd                                                                                220,000                206,198
WTK Holdings Bhd                                                                       200,500                134,495
YTL Corp. Bhd                                                                          250,384                517,659
YTL e-Solutions Bhd                                                                    577,000                 85,003
YTL Power International Bhd                                                            859,219                487,625
Zelan Bhd                                                                              147,200                 93,464
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $   45,505,665
---------------------------------------------------------------------------------------------------------------------
Mauritius -- 0.7%
---------------------------------------------------------------------------------------------------------------------
Air Mauritius Ltd.                                                                      83,400         $       61,211
Ireland Blyth Ltd.                                                                      64,209                141,378
Mauritius Commercial Bank                                                              463,595              2,926,178
Mauritius Development Investment Trust Co., Ltd.                                       600,000                128,892
Mon Tresor & Mon Desert Ltd.                                                            23,449                 66,260
New Mauritius Hotels Ltd.                                                              335,400              1,908,270
Rogers & Co., Ltd.                                                                      48,555                709,170
Shell Mauritius Ltd.                                                                    22,000                 61,464
State Bank of Mauritius Ltd.                                                           641,899              2,255,295
Sun Resorts Ltd.                                                                       369,662              1,315,861
United Basalt Products Ltd.                                                             85,125                134,326
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $    9,708,305
---------------------------------------------------------------------------------------------------------------------
Mexico -- 6.3%
---------------------------------------------------------------------------------------------------------------------
Alfa SA de CV (Series 'A')                                                             422,472         $    3,023,881
America Movil SA de CV (Series 'L')                                                  7,966,058             21,067,580
Banco Compartamos SA de CV                                                             119,200                446,548
Carso Global Telecom SA de CV
(Series 'A1')(a)                                                                       160,800                882,049
Carso Infraestructura y Construccion SA(a)                                             830,000                759,617
Cemex SAB de CV (Series 'CPO')(a)                                                    3,236,752              8,019,826
Coca-Cola Femsa SA de CV (Series 'L')                                                   77,000                436,125
Consorcio ARA SA de CV                                                                 472,000                436,097
Controladora Comercial Mexicana SA de CV                                                80,000                240,301
Corporacion GEO SA de CV (Series 'B')(a)                                               169,700                568,370
Corporacion Interamericana de Entretenimiento SA de CV (Class 'B' Shares)(a)            31,700                 64,577
Desarrolladora Homex SA de CV(a)                                                        72,100                703,174
Empresas ICA SA de CV(a)                                                               552,319              3,461,726
Fomento Economico Mexicano SA de CV
(Series 'UBD')                                                                         765,200              3,485,963
Grupo Aeroportuario del Sureste SAB de CV (Class 'B' Shares)                            72,826                377,780
Grupo Bimbo SA de CV (Series 'A')                                                      185,727              1,223,910
Grupo Carso SA de CV (Series 'A1')                                                     731,000              3,412,457
Grupo Elektra SA de CV                                                                  22,626                833,344
Grupo Financiero Banorte SA de CV (Class 'O' Shares)                                 2,298,300             10,818,153
Grupo Financiero Inbursa SA de CV (Class 'O' Shares)                                 1,290,508              4,759,365
Grupo Iusacell SA de CV(a)                                                             142,465              1,382,652
Grupo Mexico SA de CV (Series 'B')                                                   1,640,490              3,725,582
Grupo Modelo SA de CV (Series 'C')                                                     236,600              1,205,302
Grupo Pochteca SAB de CV(a)                                                             26,477                 12,565
Grupo Televisa SA (Series 'CPO')                                                       588,818              2,790,439
Impulsora del Desarrollo y el Empleo en America Latina SA de CV (Series 'B1')(a)     1,268,730              1,997,215
Industrias CH SA (Series 'B')(a)                                                        72,952                407,037
Industrias Penoles SA de CV                                                             44,229              1,183,875
Kimberly-Clark de Mexico SA de CV                                                      214,970                876,258
Mexichem SA de CV                                                                      287,700              2,327,288
Organizacion Soriana SAB de CV (Class 'B' Shares)                                       75,000                255,271
Promotora y Operadora de Infraestructura SA de CV(a)                                   207,900                754,221
SARE Holding SA de CV (Class 'B' Shares)(a)                                            155,000                203,232
Telefonos de Mexico SA de CV (Series 'L')                                            2,262,460              2,687,615
Telmex Internacional SAB de CV(a)                                                    2,262,460              1,835,658
TV Azteca SA de CV (Series 'CPO')                                                      593,565                379,628
Urbi Desarrollos Urbanos SA de CV(a)                                                   183,000                633,163
Vitro SA de CV (Series 'A')                                                            124,168                211,129
Wal-Mart de Mexico SA de CV (Series 'V')                                               990,332              3,929,130
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $   91,818,103
---------------------------------------------------------------------------------------------------------------------
Morocco -- 1.7%
---------------------------------------------------------------------------------------------------------------------
Attijariwafa Bank                                                                        6,780         $    3,043,567
Banque Centrale Populaire                                                                1,400                474,204
Banque Marocaine du Commerce Exterieur (BMCE)                                            9,270              3,927,872
Banque Marocaine pour le Commerce et L' Industrie (BMCI)                                 2,200                334,334
Centrale Laitiere                                                                          420                385,689
Ciments du Maroc                                                                         1,665                480,161
Cosumar Compagnie Sucriere Marocaine et de Raffinage                                     1,637                241,219
Credit Immobilier et Hotelier(a)                                                         4,600                388,240
CTM                                                                                      1,560                 65,629
Douja Promotion Groupe Addoha SA                                                         8,600              2,526,522
Holcim Maroc SA                                                                          2,082                723,305
Lafarge Ciments                                                                          1,100                320,810
Lesieur Cristal SA                                                                       1,663                183,260
Managem                                                                                  2,800                173,340
Maroc Telecom                                                                          196,941              5,077,532
ONA SA                                                                                  12,023              3,093,878
RISMA(a)                                                                                 3,100                161,731
Samir                                                                                    6,247                608,823
Societe des Brasseries du Maroc                                                          3,529                918,959
Societe Nationale d'Investissement                                                       4,065              1,042,404
SONASID (Societe Nationale de Siderurgie)                                                1,172                572,716
Wafa Assurance                                                                             600                220,723
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $   24,964,918
---------------------------------------------------------------------------------------------------------------------
Nigeria -- 0.9%
---------------------------------------------------------------------------------------------------------------------
African Petroleum Plc                                                                  894,000         $    2,230,770
Ashaka Cement Plc                                                                      714,000                258,777
Cadbury Nigeria Plc(a)                                                                 400,000                115,435
Conoil Plc                                                                             322,000                272,763
Dangote Sugar Refinery Plc                                                             540,720                152,970
First Bank of Nigeria Plc                                                            4,546,609              1,650,541
Guaranty Trust Bank Plc                                                              5,954,543              1,420,721
Guiness Nigeria Plc                                                                    418,750                440,733
Mobil Nigeria Plc                                                                      148,760                248,579
Nestle Foods Nigeria Plc                                                               100,000                190,977
Nigeria Bottling Co., Plc                                                              300,000                127,318
Nigerian Breweries Plc                                                                 401,000                170,182
Oando Plc                                                                              406,800                674,173
Oceanic Bank International Plc                                                       2,408,750                511,334
PZ Cussons Nigeria Plc                                                               2,770,833                636,176
Total Nigeria Plc                                                                      149,500                317,235
UAC of Nigeria Plc                                                                   1,581,000                617,961
UACN Property Development Co., Plc(a)                                                2,000,000                400,968
Unilever Nigeria Plc(a)                                                              3,750,000                728,897
Union Bank of Nigeria Plc                                                            2,815,999                869,072
United Bank for Africa Plc                                                           2,268,000                635,075
Zenith Bank Ltd.                                                                     2,500,000                921,996
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $   13,592,653
---------------------------------------------------------------------------------------------------------------------
Oman -- 1.1%
---------------------------------------------------------------------------------------------------------------------
Ahli Bank                                                                              285,200         $      201,466
Al Jazeira Services Co.                                                                236,016                163,657
Bank Dhofar SAOG                                                                       315,649                729,168
Bank Muscat SAOG                                                                       462,950              2,176,184
Dhofar International Development & Investment Holding Co.                              143,200                297,520
National Bank of Oman Ltd.                                                             303,730                589,131
Oman Cables Industry SAOG                                                              154,500              1,565,107
Oman Cement Co., SAOG                                                                  170,000                397,351
Oman Flour Mills Co., Ltd. SAOG                                                         88,400              1,378,861
Oman International Bank SAOG                                                            63,008                654,544
Oman National Investment Corp. Holdings                                                104,000                364,628
Oman Telecommunications Co.                                                            440,360              2,544,607
Ominvest                                                                                96,840                258,234
Port Services Corp. Ltd.                                                                41,220                133,814
Raysut Cement Co., SAOG                                                                279,210              2,208,672
Renaissance Holdings Co.                                                               404,822              1,832,803
Shell Oman Marketing Co.                                                                66,100                390,540
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $   15,886,287
---------------------------------------------------------------------------------------------------------------------
Pakistan -- 0.8%
---------------------------------------------------------------------------------------------------------------------
Adamjee Insurance Co., Ltd.                                                             87,700         $      346,854
Allied Bank Ltd.                                                                        33,840                 42,363
Arif Habib Securities Ltd.                                                              75,500                178,112
Askari Commercial Bank Ltd.                                                            122,512                 71,932
Azgard Nine Ltd.                                                                       514,500                460,019
Bank AL Habib Ltd.                                                                      82,810                 51,189
Bank Alfalah Ltd.                                                                      434,128                260,413
Bank of Punjab(a)                                                                      120,243                 54,982
EFU General Insurance Ltd.                                                              53,500                282,046
Engro Chemical Pakistan Ltd.                                                           104,000                422,397
Fauji Cement Co., Ltd.(a)                                                              321,500                 47,532
Fauji Fertilizer Bin Qasim Ltd.                                                        141,000                 73,374
Fauji Fertilizer Co., Ltd.                                                             147,000                284,079
Faysal Bank Ltd.                                                                       115,000                 58,869
GlaxoSmithKline Pakistan Ltd.                                                           10,375                 25,767
Hub Power Co., Ltd.                                                                  2,323,500                970,812
ICI Pakistan Ltd.                                                                       52,500                123,737
Indus Motor Co., Ltd.                                                                  112,000                327,328
Kot Addu Power Co., Ltd.                                                               137,500                 94,564
Lucky Cement Ltd.                                                                      219,500                314,034
Muslim Commercial Bank Ltd.                                                            397,925              1,907,157
National Bank of Pakistan                                                              212,639                460,004
National Refinery Ltd.                                                                  19,200                 82,606
NIB Bank Ltd.(a)                                                                       337,557                 56,071
Nishat Chunian Ltd.                                                                    260,000                 91,199
Nishat Mills Ltd.                                                                      290,300                364,603
Oil & Gas Development Co., Ltd.                                                        579,500              1,053,981
Pak Suzuki Motor Co., Ltd.                                                              69,450                121,540
Pakistan Oil Fields Ltd.                                                                83,500                446,477
Pakistan Petroleum Ltd.                                                                160,700                577,511
Pakistan State Oil Co., Ltd.                                                            60,000                366,074
Pakistan Telecommunication Co., Ltd.                                                 1,566,000                887,243
PICIC Insurance Ltd.(a)                                                                  3,578                    893
Shell Pakistan Ltd.                                                                     12,500                 76,283
Standard Chartered Bank Pakistan Ltd.(a)                                               118,250                 40,614
SUI Northern Gas Pipelines Ltd.                                                        585,700                372,812
SUI Southern Gas Co., Ltd.                                                             291,000                119,291
Telecard Ltd.(a)                                                                       517,000                 48,037
United Bank Ltd.                                                                       141,500                176,850
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $   11,739,649
---------------------------------------------------------------------------------------------------------------------
Peru -- 1.6%
---------------------------------------------------------------------------------------------------------------------
Alicorp SA                                                                           1,589,463         $    1,525,499
Cementos Lima SA                                                                        10,211                148,893
Cia de Minas Buenaventura SA                                                            41,440              2,726,848
Cia de Minas Buenaventura SA (ADR)                                                      15,738              1,028,793
Cia Minera Atacocha SA (Class 'B' Shares) (PFD Shares)                                 129,655                165,916
Cia Minera Milpo SA                                                                    529,181              1,299,118
Credicorp Ltd.                                                                          54,900              4,509,522
Edegel SA                                                                            1,814,811                818,941
Empresa Agroindustrial Casa Grande SA(a)                                                78,200                219,102
Ferreyros SA                                                                           384,720                563,574
Grana y Montero SA                                                                     376,192                684,101
Luz del Sur SAA                                                                         83,400                132,002
Minsur SA                                                                              353,485              1,011,828
Sociedad Minera Cerro Verde SA                                                          47,600              1,197,140
Sociedad Minera el Brocal SA                                                            30,100                386,196
Southern Copper Corp.                                                                   65,098              6,948,829
Volcan Cia Minera SA (Class 'B' Shares)                                                336,778                635,109
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $   24,001,411
---------------------------------------------------------------------------------------------------------------------
Philippines -- 1.7%
---------------------------------------------------------------------------------------------------------------------
Aboitiz Equity Ventures, Inc.                                                       12,558,000         $    1,932,044
Alliance Global Group, Inc.(a)                                                       2,145,000                143,191
Altlas Consolidated Mining & Development Corp.(a)                                      765,000                216,779
Ayala Corp.                                                                            138,032                791,183
Ayala Land, Inc.                                                                     5,263,008              1,121,518
Banco De Oro                                                                         1,273,000              1,216,417
Bank of the Philippine Islands                                                       1,215,064              1,160,985
Benpres Holdings Corp.(a)                                                           14,870,000                343,791
Filinvest Land, Inc.                                                                16,105,546                250,277
First Gen Corp.                                                                        190,000                118,232
First Philippine Holdings Corp.                                                        274,000                135,601
Globe Telecom, Inc.                                                                     17,000                446,113
Holcim Philippines, Inc.                                                             4,124,000                505,352
International Container Terminal Services, Inc.                                      1,193,000                782,115
JG Summit Holding, Inc.                                                              7,774,200              1,523,930
Jollibee Foods Corp.                                                                   675,000                518,213
Manila Electric Co.                                                                    791,214                678,242
Manila Water Co.                                                                       477,100                193,437
Megaworld Corp.                                                                      8,560,000                231,627
Metropolitan Bank & Trust Co.                                                        1,054,875                772,528
Petron Corp.                                                                         9,477,423              1,368,227
Philex Mining Corp.                                                                  1,500,000                236,993
Philippine Long Distance Telephone Co.                                                 114,060              6,098,013
PNOC Energy Development Corp.                                                        2,541,000                293,606
Robinsons Land Corp.                                                                   860,000                141,330
San Miguel Corp. (Class 'B' Shares)                                                  1,983,600              1,807,927
SM Investments Corp.                                                                   166,832                909,480
SM Prime Holdings, Inc.                                                              3,442,040                535,564
Universal Robina Corp.                                                                 950,000                221,805
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $   24,694,520
---------------------------------------------------------------------------------------------------------------------
Poland -- 2.9%
---------------------------------------------------------------------------------------------------------------------
Agora SA                                                                                73,032         $    1,165,413
AmRest Holdings NV(a)                                                                    9,400                340,063
Bank Handlowy w Warszawie SA                                                            16,500                620,383
Bank Millennium SA                                                                     196,243                626,744
Bank Pekao SA                                                                           50,645              3,912,912
Bank Przemyslowo-Handlowy BPH                                                            3,226                108,955
Bank Zachodni WBK SA                                                                    10,450                669,043
Bioton SA(a)                                                                           871,200                212,626
BRE Bank SA(a)                                                                           4,000                664,720
Budimex SA(a)                                                                            9,900                349,314
Cersanit-Krasnystaw SA(a)                                                               80,000                768,346
Ciech SA                                                                                 8,500                267,235
Cinema City International NV(a)                                                         19,500                219,746
ComArch SA(a)                                                                            4,100                147,234
ComputerLand SA                                                                         10,172                104,550
Debica SA                                                                                5,700                211,477
Dom Development SA                                                                       8,250                147,243
Echo Investment SA(a)                                                                  240,000                489,688
Getin Holding SA(a)                                                                    124,700                531,556
Globe Trade Centre SA(a)                                                                45,000                642,063
Grupa Kety SA                                                                            2,600                118,374
Grupa Lotos SA                                                                          17,767                221,086
ING Bank Slaski SA w Katowicach                                                          1,800                350,847
KGHM Polska Miedz SA                                                                    58,290              2,733,494
KGHM Polska Miedz SA (GDR)                                                              11,300              1,056,550
LPP SA(a)                                                                                  162                138,284
Mostostal Zabrze - Holding SA(a)                                                        87,000                273,654
Mostostal-Warszawa SA(a)                                                                10,400                292,963
Netia SA(a)                                                                            337,600                478,936
NG2 SA                                                                                  12,000                222,522
Orbis SA                                                                                60,680              1,297,269
PBG SA(a)                                                                                8,400              1,010,757
Polimex Mostostal SA                                                                   499,300              1,239,516
Polish Oil & Gas                                                                       423,715                662,268
Polnord SA(a)                                                                            6,800                229,687
Polska Grupa Farmaceutyczna SA                                                           9,000                248,943
Polski Koncern Miesny Duda SA(a)                                                        48,000                103,620
Polski Koncern Naftowy Orlen SA(a)                                                     143,825              2,303,738
Powszechna Kasa Oszczednosci Bank Polski SA                                            231,636              4,987,389
Przedsiebiorstwo Eksportu i Importu KOPEX SA(a)                                         22,700                265,743
Softbank SA                                                                             77,624              2,077,910
Telekomunikacja Polska SA                                                              505,806              4,903,758
Telekomunikacja Polska SA (GDR)                                                        169,000              1,640,027
Telekomunikacja Polska SA (GDR)(144A)                                                   76,100                738,497
TVN SA                                                                                 188,235              1,546,608
Zaklad Przetworstwa Hutniczego Stalprodukt SA                                            1,000                290,987
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $   41,632,738
---------------------------------------------------------------------------------------------------------------------
Qatar -- 2.2%
---------------------------------------------------------------------------------------------------------------------
Barwa Real Estate Co.                                                                   45,543         $    1,059,605
Commercial Bank of Qatar                                                                69,032              2,886,481
Doha Bank Ltd.                                                                          64,519              1,468,622
First Finance Co.                                                                       66,845                719,770
Industries Qatar                                                                       122,107              6,054,200
Masraf Al Rayan                                                                        285,400              1,740,387
Qatar Electricity & Water Co.                                                           14,200                600,687
Qatar Fuel                                                                              10,000                539,761
Qatar Gas Transport Co., Ltd. (NAKILAT)(a)                                             467,556              5,034,527
Qatar Insurance Co.                                                                     13,100                810,599
Qatar International Islamic Bank                                                        44,010              1,144,828
Qatar Islamic Bank                                                                      67,815              2,933,900
Qatar National Bank                                                                     45,996              2,877,259
Qatar National Navigation                                                               27,659              1,163,950
Qatar Real Estate Investment Co.                                                        18,000                330,779
Qatar Shipping Co.                                                                      42,460                744,114
Qatar Telecom QSC                                                                       29,465              1,540,410
Salam International Investment Co., Ltd.                                                39,150                189,271
United Development Co.                                                                  30,700                515,768
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $   32,354,918
---------------------------------------------------------------------------------------------------------------------
Romania -- 0.7%
---------------------------------------------------------------------------------------------------------------------
Antibiotice SA                                                                         907,000         $      545,414
Banca Transilvania(a)                                                               18,676,216              3,048,980
BRD-Group Societe Generale                                                             420,500              3,511,589
Impact SA(a)                                                                         5,425,906                553,088
Rompetrol Rafinare SA(a)                                                            10,428,000                239,008
SNP Petrom SA                                                                       11,141,206              2,225,483
Transelectrica SA                                                                       46,400                476,193
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $   10,599,755
---------------------------------------------------------------------------------------------------------------------
Russia -- 6.3%
---------------------------------------------------------------------------------------------------------------------
Aeroflot-Russian International Airlines                                                100,000         $      342,762
AvtoVAZ                                                                              2,100,000              3,330,589
Cherepovets MK Severstal                                                                25,804                678,085
Evraz Group SA (GDR)(144A)                                                              10,500              1,217,860
Gazprom Neft                                                                            77,000                593,709
Irkutskenergo (ADR)                                                                     13,500                573,750
JSC MMC Norilsk Nickel (ADR)                                                           129,000              3,263,700
JSC Scientific Production Corp. Irkut (ADR)                                             18,333                489,491
LUKOIL (ADR)                                                                            79,100              7,794,175
Magadanenergo                                                                        1,000,000                 56,000
Mechel (ADR)(a)                                                                         20,700              1,025,478
Mobile TeleSystems                                                                      41,000                489,070
Mobile TeleSystems (ADR)                                                                40,600              3,110,366
Mosenergo (ADR)                                                                         12,900                224,460
NovaTek OAO (GDR)(144A)                                                                 13,500              1,167,166
Novolipetsk Steel (GDR)(144A)                                                           10,000                566,164
OAO Gazprom                                                                            944,106             13,419,465
OAO Gazprom (ADR)                                                                      116,300              6,745,400
OAO Gazprom (ADR)(144A)                                                                123,800              7,151,779
OAO Rosneft Oil Co.                                                                    242,600              2,743,903
OAO Rosneft Oil Co. (GDR)                                                              165,000              1,903,213
Polyus Gold (ADR)                                                                       22,784                660,166
RAO Unified Energy System of Russia                                                  3,209,400              3,492,678
RAO Unified Energy System of Russia (PFD Shares)(a)                                    527,000                492,863
Rostelecom                                                                              75,000                882,737
Sberbank                                                                             3,055,760              9,847,223
Sberbank (GDR)(144A)                                                                     8,042              2,541,272
Sistema JSFC                                                                           295,000                420,825
Sistema JSFC (GDR)                                                                      19,000                571,091
Surgutneftegaz (ADR)                                                                   286,000              3,138,557
Surgutneftegaz (ADR) (PFD Shares)                                                      245,000              1,470,000
Tatneft (GDR)                                                                           10,850              1,629,149
TGC-5 JSC                                                                            6,561,301                  4,954
Transneft                                                                                  200                266,235
United Heavy Machinery Uralmash-Izhora Group(a)                                         44,500                314,874
Uralsvyazinform (ADR)                                                                    6,329                 67,720
Vimpel-Communications (ADR)                                                            109,900              3,261,832
VTB Bank OJSC (GDR)(144A)                                                              124,000                857,118
Wimm-Bill-Dann Foods OJSC (ADR)                                                         49,500              5,208,390
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $   92,014,269
---------------------------------------------------------------------------------------------------------------------
Slovenia -- 0.5%
---------------------------------------------------------------------------------------------------------------------
Gorenje DD                                                                              13,244         $      704,355
KRKA DD                                                                                 26,451              3,745,237
Luka Koper                                                                               4,363                397,777
Mercator Poslovni Sistem                                                                   409                159,055
Petrol                                                                                     632                570,707
Sava DD                                                                                    518                332,233
Telekom Slovenije DD                                                                     1,682                688,141
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $    6,597,505
---------------------------------------------------------------------------------------------------------------------
South Africa -- 6.0%
---------------------------------------------------------------------------------------------------------------------
ABSA Group Ltd.                                                                         51,073         $      533,337
Adcorp Holdings Ltd.                                                                    33,900                123,146
AECI Ltd.                                                                               25,300                206,420
African Bank Investments Ltd.                                                          288,115                863,833
African Oxygen Ltd. (AFROX)                                                             32,000                103,258
African Rainbow Minerals Ltd.                                                           17,000                606,286
Allied Electronics Corp. Ltd.                                                           23,200                109,202
Allied Electronics Corp. Ltd. (PFD Shares)(a)                                          136,400                634,987
Allied Technologies Ltd.                                                                14,300                 88,241
Anglo Platinum Ltd.                                                                     17,600              2,927,692
AngloGold Ashanti Ltd.                                                                  25,762                875,067
AngloGold Ashanti Ltd. (ADR)                                                            25,699                872,224
ApexHi Properties Ltd. (Class 'B' Shares)                                               42,300                 72,809
Argent Industrial Ltd.                                                                  45,100                 83,451
Aspen Pharmacare Holdings Ltd.(a)                                                      191,910                778,522
Astral Foods Ltd.                                                                       26,100                302,798
Aveng Ltd.                                                                             259,590              1,916,904
AVI Ltd.                                                                               228,000                376,316
Barloworld Ltd.                                                                        171,800              1,750,829
Bell Equipment Ltd.                                                                     28,200                128,122
Bidvest Group Ltd.                                                                     280,697              3,515,888
Business Connexion Group                                                                19,400                 11,126
DataTec Ltd.                                                                           156,700                515,484
Discovery Holdings Ltd.                                                                160,754                445,082
Distribution & Warehousing Network Ltd.(a)                                              61,700                 98,496
ElementOne Ltd.                                                                         61,978                 94,628
FirstRand Ltd.                                                                         683,385              1,157,040
Foschini Ltd.                                                                          125,223                470,954
Freeworld Coatings Ltd.                                                                110,200                103,570
Gold Fields Ltd.                                                                       148,280              1,876,390
Grindrod Ltd.                                                                          130,400                436,506
Group Five Ltd.                                                                         76,500                437,421
Growthpoint Properties Ltd.                                                            479,900                679,293
Harmony Gold Mining Co., Ltd.(a)                                                        86,800              1,056,872
Highveld Steel & Vanadium Corp. Ltd.                                                     8,300                168,905
Hulamin Ltd.                                                                             8,400                 22,211
Hyprop Investments Ltd.                                                                 65,400                261,501
Illovo Sugar Ltd.                                                                       51,000                174,200
Impala Platinum Holdings Ltd.                                                          184,768              7,262,986
Investec Ltd.                                                                           16,500                 99,026
Johnnic Holdings Ltd.(a)                                                                   200                    409
JSE Ltd.                                                                                45,700                317,271
Kumba Iron Ore Ltd.                                                                     18,900                757,995
Kumba Resources Ltd.                                                                    24,000                441,046
Lewis Group Ltd.                                                                        39,800                167,073
Liberty Group Ltd.(a)                                                                   52,100                411,255
Liberty Holdings Ltd.                                                                    7,300                203,222
Massmart Holdings Ltd.                                                                  99,600                782,410
Medi-Clinic Corp. Ltd.                                                                 146,900                346,828
Merafe Resources Ltd.(a)                                                               392,000                211,889
Metorex Ltd.(a)                                                                         55,000                161,552
Metropolitan Holdings Ltd.                                                             180,600                251,471
Mittal Steel South Africa Ltd.                                                          52,400              1,486,737
Mondi Ltd.                                                                              36,800                224,128
Mr. Price Group Ltd.                                                                   188,400                359,913
MTN Group Ltd.                                                                         773,380             12,244,718
Murray & Roberts Holdings Ltd.                                                         267,200              2,956,814
Mvelaphanda Group Ltd.                                                                 295,100                225,660
Mvelaphanda Resources Ltd.(a)                                                           32,200                265,734
Nampak Ltd.                                                                             65,700                110,935
Naspers Ltd. (Class 'N' Shares)                                                        186,276              4,053,608
Nedbank Group Ltd.                                                                     104,283              1,221,019
Netcare Ltd.(a)                                                                        395,900                370,869
New Clicks Holdings Ltd.                                                               218,200                344,182
Northam Platinum Ltd.                                                                   34,000                292,962
Palabora Mining Co., Ltd.                                                               10,600                212,697
Pangbourne Properties Ltd.                                                             248,750                368,101
Pick'n Pay Holdings Ltd.                                                               125,270                187,486
Pick'n Pay Stores Ltd.                                                                 152,660                524,890
Pretoria Portland Cement Co., Ltd.                                                     181,839                663,917
PSG Group Ltd.                                                                          50,000                113,556
Raubex Group Ltd.                                                                      111,200                480,853
Remgro Ltd.                                                                            123,505              2,956,154
Reunert Ltd.                                                                           150,400                938,184
RMB Holdings Ltd.                                                                      291,000                776,505
Sanlam Ltd.                                                                            618,590              1,308,367
Santam Ltd.                                                                             27,610                277,411
Sappi Ltd.                                                                              56,620                681,800
Sasol Ltd.                                                                             131,136              7,721,113
Shoprite Holdings Ltd.                                                                 166,153                836,413
Spar Group Ltd.                                                                         79,260                499,776
Standard Bank Group Ltd.                                                               208,850              2,027,559
Steinhoff International Holdings Ltd.                                                  631,800              1,280,442
Sun International Ltd.                                                                  51,756                580,507
Super Group Ltd.                                                                       130,000                 84,867
Telkom South Africa Ltd.                                                                90,000              1,621,487
Tiger Brands Ltd.                                                                       72,016              1,293,303
Tongaat-Hulett                                                                          25,322                267,812
Trencor Ltd.                                                                            25,400                 87,165
Truworths International Ltd.                                                           115,241                337,042
Wilson Bayly Holmes-Ovcon Ltd.                                                          43,380                611,120
Woolworths Holdings Ltd.                                                                98,942                128,400
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $   87,317,650
---------------------------------------------------------------------------------------------------------------------
South Korea -- 5.6%
---------------------------------------------------------------------------------------------------------------------
Amorepacific Corp.                                                                         453         $      280,273
Asiana Airlines, Inc.                                                                   13,400                 70,390
Cheil Communications, Inc.                                                                 866                205,248
Cheil Industries, Inc.                                                                   6,500                300,804
CJ CheilJedang Corp.(a)                                                                  2,067                540,319
CJ Corp.(a)                                                                              3,823                226,367
Daegu Bank                                                                              13,200                175,357
Daelim Industrial Co., Ltd.                                                              2,500                255,483
Daesang Corp.                                                                           29,700                268,807
Daesang Holdings Co., Ltd.                                                              18,000                 77,696
Daewoo Engineering & Construction Co., Ltd.                                             26,590                401,135
Daewoo International Corp.                                                               4,700                197,281
Daewoo Motor Sales Corp.                                                                 5,000                121,996
Daewoo Securities Co., Ltd.                                                             12,000                215,792
Daewoo Shipbuilding & Marine Engineering Co., Ltd.                                      12,800                499,715
Daum Communications Corp.(a)                                                             2,580                169,370
DC Chemical Co., Ltd.                                                                    3,180              1,070,812
Dong-A Pharmaceutical Co., Ltd.                                                          1,950                198,220
Dongkuk Steel Mill Co., Ltd.                                                             9,400                404,285
Doosan Corp.(a)                                                                          2,400                400,766
Doosan Heavy Industries & Construction Co., Ltd.                                         5,400                510,335
Doosan Infracore Co., Ltd.                                                              14,250                412,090
GLOVIS Co., Ltd.                                                                         3,250                189,945
GS Engineering & Construction Corp.                                                      4,000                437,552
GS Holdings Corp.                                                                       10,154                387,775
Hana Financial Group, Inc.                                                              28,165              1,083,781
Hanarotelecom, Inc.(a)                                                                  44,200                336,825
Hanil Cement Co., Ltd.                                                                   1,200                102,180
Hanjin Heavy Industries & Construction Co., Ltd.                                         3,300                141,542
Hanjin Heavy Industries & Construction Holdings Co., Ltd.(a)                             1,134                 27,363
Hanjin Shipping Co., Ltd.                                                               20,360                789,523
Hanjin Transportation Co., Ltd.                                                          3,200                117,775
Hankook Tire Co., Ltd.                                                                  17,560                244,124
Hanmi Pharm Co., Ltd.                                                                    1,628                239,458
Hansol Paper Co., Ltd.(a)                                                                7,700                101,466
Hanwha Chemical Corp.                                                                    9,000                 99,542
Hanwha Corp.                                                                             9,800                345,918
Hanwha Securities Co., Ltd.                                                             40,000                288,319
Hite Brewery Co., Ltd.                                                                   1,950                216,160
Honam Petrochemical Corp.                                                                2,600                185,120
Hynix Semiconductor, Inc.(a)                                                            39,490                942,247
Hyosung Corp.                                                                            4,800                340,919
Hyundai Department Store Co., Ltd.                                                       1,400                113,224
Hyundai Development Co.                                                                  6,700                339,231
Hyundai Engineering & Construction Co., Ltd.                                             6,500                431,331
Hyundai Heavy Industries Co., Ltd.                                                       4,540              1,403,826
Hyundai Merchant Marine Co., Ltd.                                                       19,000                712,136
Hyundai Mipo Dockyard Co., Ltd.                                                          1,760                343,865
Hyundai Mobis                                                                            9,500                768,991
Hyundai Motor Co.                                                                       27,140              1,839,429
Hyundai Motor Co. (PFD Shares)                                                           6,500                174,196
Hyundai Securities Co., Ltd.                                                            18,440                222,525
Hyundai Steel Co.                                                                       11,100                834,498
Industrial Bank of Korea                                                                12,600                192,117
Kangwon Land, Inc.                                                                      36,658                801,661
KCC Corp.                                                                                  950                395,224
Kia Motors Corp.(a)                                                                     37,300                393,704
Kookmin Bank                                                                            29,430              1,729,672
Kookmin Bank (ADR)                                                                      18,084              1,058,095
Korea Electric Power Corp.                                                              72,390              2,124,357
Korea Exchange Bank                                                                     32,090                440,347
Korea Express Co., Ltd.(a)                                                               3,861                376,668
Korea Gas Corp.                                                                          9,000                654,839
Korea Investment Holdings Co., Ltd.                                                      5,900                235,856
Korea Line Corp.                                                                         2,320                389,884
Korea Zinc Co., Ltd.                                                                     2,300                314,043
Korean Air Lines Co., Ltd.                                                               8,166                383,829
KT Corp.                                                                                68,030              2,913,972
KT Freetel Co., Ltd.(a)                                                                 28,600                766,216
KT&G Corp.                                                                              27,980              2,408,697
KTB Securities Co., Ltd.(a)                                                             80,000                572,485
LG Chem Ltd.                                                                             4,562                435,593
LG Chem Ltd. (GDR)(144A)                                                                 9,240                441,662
LG Corp.                                                                                11,300                732,111
LG Dacom Corp.                                                                          22,300                354,552
LG Display Co., Ltd.                                                                    12,600                470,969
LG Electronics, Inc.                                                                    13,819              1,562,688
LG Electronics, Inc. (PFD Shares)                                                        3,600                182,310
LG Household & Health Care Ltd.                                                          1,100                215,412
LG Life Sciences Ltd.(a)                                                                 3,500                175,765
LG Telecom Ltd.                                                                         60,350                457,143
Lotte Chilsung Beverage Co., Ltd.                                                          100                 96,606
Lotte Confectionery Co., Ltd.                                                               90                109,134
Lotte Shopping Co., Ltd.                                                                 1,200                357,446
LS Cable Ltd.                                                                            3,500                306,174
LS Industrial Systems Co., Ltd.                                                          4,500                221,016
Macquarie Korea Infrastructure Fund                                                     47,700                296,126
MegaStudy Co., Ltd.                                                                        630                198,855
Mirae Asset Securities Co., Ltd.                                                         3,090                302,054
Namhae Chemical Corp.                                                                    7,000                187,608
NCsoft Corp.                                                                             5,300                258,053
NHN Corp.(a)                                                                             4,860                846,911
Nong Shim Co., Ltd.                                                                      1,100                235,086
Pacific Corp.                                                                            2,641                323,952
Poongsan Corp.                                                                           5,600                 85,276
POSCO                                                                                   14,040              7,311,440
Pusan Bank                                                                              20,500                274,171
S-Oil Corp.                                                                              7,700                494,206
S1 Corp.                                                                                 3,630                217,930
Samchully Co., Ltd.                                                                      1,300                251,542
Samsung Card Co., Ltd.                                                                   5,600                246,996
Samsung Corp.                                                                           16,230                876,638
Samsung Electro-Mechanics Co., Ltd.                                                      8,780                325,071
Samsung Electronics Co., Ltd.                                                           15,138              9,044,016
Samsung Electronics Co., Ltd. (PFD Shares)                                               2,490              1,073,295
Samsung Engineering Co., Ltd.                                                            4,460                333,263
Samsung Fine Chemicals Co., Ltd.                                                         4,300                215,366
Samsung Fire & Marine Insurance Co., Ltd.                                                7,734              1,615,311
Samsung Heavy Industries Co., Ltd.                                                      22,200                790,566
Samsung SDI Co., Ltd.(a)                                                                 5,500                438,968
Samsung Securities Co., Ltd.                                                             3,870                241,057
Samsung Techwin Co., Ltd.                                                                8,240                364,386
Shinhan Financial Group Co., Ltd.                                                       53,490              2,409,256
Shinsegae Co., Ltd.                                                                      1,870              1,005,709
SK Chemicals Co., Ltd.                                                                   3,200                121,103
SK Energy Co., Ltd.                                                                     14,271              1,586,583
SK Holdings Co., Ltd.                                                                    3,557                438,145
SK Securities Co., Ltd.                                                                470,000              1,118,028
SK Telecom Co., Ltd.                                                                     9,310              1,686,913
SK Telecom Co., Ltd. (ADR)                                                              49,526              1,028,655
Ssangyong Cement Industrial Co., Ltd.(a)                                                 8,600                 82,998
STX Corp.                                                                                2,900                157,738
STX Engine Co., Ltd.                                                                     3,860                150,594
STX Pan Ocean Co., Ltd.                                                                243,910                492,815
STX Shipbuilding Co., Ltd.                                                               5,500                158,737
Taekwang Industrial Co., Ltd.                                                              180                162,956
Tong Yang Major Corp.(a)                                                                21,700                138,438
Woongjin Coway Co., Ltd.                                                                 9,870                289,385
Woori Finance Holdings Co., Ltd.                                                        35,400                563,158
Woori Investment & Securities Co., Ltd.                                                 14,700                266,601
Yuhan Corp.                                                                              1,049                219,552
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $   81,999,081
---------------------------------------------------------------------------------------------------------------------
Taiwan -- 6.0%
---------------------------------------------------------------------------------------------------------------------
Acer, Inc.                                                                             383,213         $      753,902
Advanced Semiconductor Engineering, Inc.                                               562,782                504,488
Advanced Semiconductor Engineering, Inc. (ADR)                                          31,562                140,451
Advantech Co., Ltd.                                                                     47,253                121,236
Altek Corp.                                                                            121,426                148,154
Ambassador Hotel                                                                       221,000                320,942
Asia Cement Corp.                                                                      485,794                726,276
Asia Optical Co., Inc.                                                                  95,230                181,294
Asustek Computer, Inc.                                                                 563,675              1,531,047
AU Optronics Corp.                                                                     724,501              1,145,779
AU Optronics Corp. (ADR)                                                                31,211                494,382
BES Engineering Corp.                                                                  654,000                164,075
Catcher Technology Co., Ltd.                                                            38,139                108,392
Cathay Financial Holding Co., Ltd.                                                   1,141,058              2,478,796
Cathay Real Estate Development Co., Ltd.                                               165,000                 91,998
Chang Hwa Commercial Bank                                                              745,000                529,591
Cheng Shin Rubber Industry Co., Ltd.                                                   412,250                556,319
Cheng Uei Precision Industry Co., Ltd.                                                  25,331                 43,255
Chi Mei Optoelectronics Corp.                                                          707,461                815,097
China Airlines                                                                         504,623                219,203
China Development Financial Holding Corp.                                            1,899,247                765,508
China Motor Corp.                                                                      148,930                 96,114
China Steel Corp.                                                                    1,508,306              2,325,121
Chinatrust Financial Holding Co., Ltd.(a)                                            1,371,358              1,322,841
Chunghwa Picture Tubes Ltd.(a)                                                       1,309,000                342,182
Chunghwa Telecom Co., Ltd.                                                           2,027,100              5,216,607
Chunghwa Telecom Co., Ltd. (ADR)                                                        49,163              1,247,265
CMC Magnetics Corp.(a)                                                                 370,000                104,384
Compal Electronics, Inc.                                                               565,536                610,190
Coretronic Corp.                                                                        83,640                 88,580
D-Link Corp.                                                                            94,248                126,850
Delta Electronics, Inc.                                                                212,730                590,981
Dynapack International Technology Corp.                                                 56,000                205,263
E.Sun Financial Holding Co., Ltd.(a)                                                   615,023                334,106
Elan Microelectronics Corp.                                                            141,000                160,161
Epistar Corp.                                                                           49,940                 90,014
EVA Airways Corp.(a)                                                                   736,032                316,012
Evergreen International Storage & Transport Corp.                                      266,000                189,000
Evergreen Marine Corp.                                                                 754,292                598,328
Everlight Electronics Co., Ltd.                                                         45,172                116,428
Far Eastern Department Stores Ltd.                                                     472,000                501,344
Far Eastern International Bank(a)                                                      212,338                 69,787
Far Eastern Textile Ltd.                                                               575,943                748,968
Far EasTone Telecommunications Co., Ltd.                                             1,012,364              1,608,652
Faraday Technology Corp.                                                               110,000                162,680
Farglory Land Development Co., Ltd.                                                     73,000                227,343
Firich Enterprises Co., Ltd.                                                            17,000                 94,336
First Financial Holding Co., Ltd.                                                      818,131                896,784
First Steamship Co., Ltd.                                                              108,000                179,003
Formosa Chemicals & Fibre Corp.                                                        595,160              1,171,444
Formosa International Hotels Corp.                                                      19,000                358,691
Formosa Petrochemical Corp.                                                            956,460              2,523,035
Formosa Plastics Corp.                                                                 899,941              2,167,812
Formosa Taffeta Co., Ltd.                                                              545,000                537,183
Foxconn Technology Co., Ltd.                                                            54,223                250,660
Fubon Financial Holding Co., Ltd.                                                      884,000                902,380
Fuhwa Financial Holdings Co., Ltd.(a)                                                1,547,030              1,081,382
Giant Manufacturing Co., Ltd.                                                          128,000                343,321
Great Wall Enterprise Co., Ltd.                                                        194,000                285,749
HannStar Display Corp.(a)                                                            1,052,384                383,071
High Tech Computer Corp.                                                                86,944              1,943,191
Highwealth Construction Corp.                                                          190,000                205,501
Hon Hai Precision Industry Co., Ltd.                                                   779,318              3,832,367
Hotai Motor Co., Ltd.                                                                   98,000                291,830
Hua Nan Financial Holdings Co., Ltd.                                                   757,000                691,383
Innolux Display Corp.                                                                  341,000                609,683
Inotera Memories, Inc.                                                                 268,000                156,675
Inventec Co., Ltd.                                                                     240,240                141,482
KGI Securities Co., Ltd.                                                               595,000                432,199
King Yuan Electronics Co., Ltd.                                                        138,976                 60,313
Kinsus Interconnect Technology Corp.                                                    56,000                123,401
Largan Precision Co., Ltd.                                                              43,294                552,692
Lite-On Technology Corp.                                                                72,243                 72,523
Macronix International Co., Ltd.                                                       455,874                199,204
MediaTek, Inc.                                                                         145,128              1,670,733
Mega Financial Holding Co., Ltd.                                                     1,290,000              1,019,113
Merida Industry Co., Ltd.                                                              140,000                317,812
Merry Electronics Co., Ltd.                                                             63,000                111,689
Mitac International Corp.                                                              124,110                 83,858
Mosel Vitelic, Inc.                                                                    164,800                106,922
Motech Industries, Inc.                                                                 31,631                245,666
Nan Kang Rubber Tire Co., Ltd.                                                         400,400                363,840
Nan Ya Plastics Corp.                                                                1,163,610              2,468,834
Nan Ya Printed Circuit Board Corp.                                                      22,581                112,867
Nanya Technology Corp.                                                                 558,319                250,609
Novatek Microelectronics Corp. Ltd.                                                     50,741                147,083
Pan-International Industrial Co., Ltd.                                                 127,000                167,297
Phison Electronics Corp.                                                                28,000                147,209
PixArt Imaging, Inc.                                                                    11,000                 72,862
Polaris Securities Co., Ltd.                                                           324,323                194,106
Pou Chen Corp.                                                                       1,150,819              1,002,653
Powerchip Semiconductor Corp.                                                          994,153                282,183
Powertech Technology, Inc.                                                              49,450                172,898
President Chain Store Corp.                                                            545,000              1,810,974
ProMOS Technologies, Inc.                                                            1,055,000                204,210
Qisda Corp.(a)                                                                         224,000                148,705
Quanta Computer, Inc.                                                                  357,922                552,918
Realtek Semiconductor Corp.                                                             53,471                109,173
RichTek Technology Corp.                                                                21,850                169,167
Ruentex Development Co., Ltd.                                                          246,000                190,379
Ruentex Industries Ltd.                                                                197,000                151,588
Shin Kong Financial Holding Co., Ltd.                                                  705,578                470,119
Siliconware Precision Industries Co.                                                   126,000                185,405
Siliconware Precision Industries Co. (ADR)                                              73,869                539,982
Simplo Technology Co., Ltd.                                                             40,000                198,658
Sincere Navigation                                                                     160,000                275,441
Sino-American Silicon Products, Inc.                                                    44,095                201,600
SinoPac Financial Holdings Co., Ltd.                                                 1,044,523                452,062
Solar Applied Materials Technology Corp.                                                46,000                200,316
Synnex Technology International Corp.                                                  490,170              1,006,479
Tainan Spinning Co., Ltd.                                                              460,000                182,380
Taishin Financial Holdings Co., Ltd.(a)                                                725,001                309,086
Taiwan Business Bank(a)                                                                345,539                129,645
Taiwan Cement Corp.                                                                    349,430                471,309
Taiwan Cooperative Bank                                                                487,971                452,754
Taiwan Fertilizer Co., Ltd.                                                            142,000                532,360
Taiwan Glass Industrial Corp.                                                          192,000                203,745
Taiwan Kolin Co., Ltd.                                                                 995,000                226,424
Taiwan Mobile Co., Ltd.                                                              1,402,281              2,604,916
Taiwan Semiconductor Manufacturing Co., Ltd.                                         3,908,528              8,305,064
Taiwan Tea Corp.(a)                                                                    419,000                212,278
Tatung Co., Ltd.(a)                                                                    766,000                308,423
Teco Electric & Machinery Co., Ltd.                                                    389,000                217,614
Teco Electric & Machinery Co., Ltd. (GDR)(144A)                                             42                    235
Transcend Information, Inc.                                                             58,000                148,710
Tripod Technology Corp.                                                                 45,600                113,685
U-Ming Marine Transport Corp.                                                          202,000                531,734
Uni-President Enterprises Corp.                                                      2,412,560              2,894,286
Unimicron Technology Corp.                                                             107,100                121,550
United Microelectronics Corp.                                                        1,008,001                532,779
United Microelectronics Corp. (ADR)                                                     89,376                260,978
Vanguard International Semiconductor Corp.                                             233,000                170,601
Via Technologies, Inc.(a)                                                              142,000                 99,683
Wafer Works Corp.                                                                       38,000                142,144
Walsin Lihwa Corp.                                                                   1,085,980                390,955
Wan Hai Lines Ltd.                                                                     550,000                423,599
Waterland Financial Holdings                                                           343,740                103,652
Winbond Electronics Corp.                                                              338,000                 71,123
Wintek Corp.                                                                           241,812                147,390
Wistron Corp.                                                                          254,188                362,812
WPG Holdings Co., Ltd.                                                                 191,000                192,409
Yageo Corp.                                                                            303,000                 93,709
Yang Ming Marine Transport                                                             607,209                399,802
Yuen Foong Yu Paper Manufacturing Co., Ltd.                                            315,562                122,356
Yulon Motor Co., Ltd.                                                                  517,705                525,129
Zinwell Corp.                                                                          152,000                384,406
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $   87,921,816
---------------------------------------------------------------------------------------------------------------------
Thailand -- 3.1%
---------------------------------------------------------------------------------------------------------------------
Advanced Info Service Pcl                                                              214,300         $      593,102
Advanced Info Service Pcl(b)                                                           878,100              2,429,318
Airports of Thailand Pcl(b)                                                            425,700                620,693
Amata Corp. Pcl(b)                                                                     225,600                 84,343
Asian Property Development Pcl(b)                                                    1,841,000                270,079
Bangkok Bank Pcl                                                                       575,800              2,051,362
Bangkok Bank Pcl(b)                                                                    264,800                951,588
Bangkok Bank Pcl (NVDR)                                                                 35,000                124,692
Bangkok Dusit Medical Services Pcl(b)                                                  781,000                887,633
Bangkok Expressway Pcl(b)                                                              470,900                229,570
Bangkok Land Pcl(b)                                                                  4,038,900                 62,815
Bank of Ayudhya Pcl(a)                                                               1,110,100                731,490
Bank of Ayudhya Pcl(a)(b)                                                              703,900                472,716
BankThai Pcl(a)(b)                                                                     643,800                 33,119
Banpu Pcl(b)                                                                           135,800              2,198,493
BEC World Pcl(b)                                                                       975,300                714,666
Big C Supercenter Pcl(b)                                                               113,000                174,054
Bumrungrad Hospital Pcl(b)                                                             503,200                485,366
Cal-Comp Electronics (Thailand) Pcl(b)                                               1,800,000                269,179
Central Pattana Pcl(b)                                                                 540,700                378,417
Ch. Karnchang Pcl(b)                                                                   968,000                159,234
Charoen Pokphand Foods Pcl(b)                                                        5,627,300                632,829
CP Seven Eleven Pcl(b)                                                               2,166,800                693,428
Delta Electronics (Thailand) Pcl(b)                                                    934,670                573,074
Electricity Generating Pcl(b)                                                          189,500                475,983
G Steel Pcl(b)                                                                       3,786,500                155,152
Glow Energy Pcl(b)                                                                     407,100                359,188
Hana Microelectronics Pcl(b)                                                         1,084,100                593,361
IRPC Pcl(b)                                                                          3,989,000                484,383
Italian-Thai Development Pcl(b)                                                      7,788,600              1,289,274
Kasikornbank Pcl                                                                        94,900                201,833
Kasikornbank Pcl(b)                                                                    931,100              2,006,949
Kiatnakin Bank Pcl(b)                                                                  125,000                 96,269
Krung Thai Bank Pcl(b)                                                               2,016,100                584,901
Land & Houses Pcl                                                                    2,765,800                571,154
Land & Houses Pcl(b)                                                                 3,431,500                761,457
Loxley Pcl(b)                                                                        2,001,400                143,663
Major Cineplex Group Pcl(b)                                                            754,100                329,291
MBK Pcl(b)                                                                              64,500                135,038
Minor International Pcl(b)                                                           2,009,374                841,371
Phatra Securities Pcl(b)                                                               108,600                 99,067
Precious Shipping Pcl(b)                                                               622,500                411,462
PTT Aromatics & Refining Pcl(b)                                                        442,058                304,093
PTT Chemical Pcl(b)                                                                    127,289                399,741
PTT Exploration & Production Pcl(b)                                                    538,400              3,091,754
PTT Pcl(b)                                                                             452,300              4,085,378
Quality House Pcl(b)                                                                 4,710,000                302,871
Ratchaburi Electricity Generating Holding Pcl(b)                                       578,300                726,442
Saha-Union Pcl(b)                                                                       98,700                 54,021
Sahaviriya Steel Industries Pcl(b)                                                   3,429,300                109,746
Samart Corp. Pcl(b)                                                                  1,606,500                355,559
Shin Corp. Pcl(b)                                                                      426,000                336,048
Siam Cement Pcl                                                                        178,900              1,034,026
Siam Cement Pcl(b)                                                                     183,700              1,094,049
Siam Cement Pcl (NVDR)                                                                  31,000                179,177
Siam City Bank Pcl(b)                                                                  896,500                429,404
Siam City Cement Pcl(b)                                                                 42,900                266,240
Siam Commercial Bank Pcl(b)                                                            722,800              1,675,400
Siam Makro Pcl(b)                                                                      157,600                428,940
Sino Thai Engineering & Construction Pcl(a)(b)                                       1,553,400                176,549
Thai Airways International Pcl(b)                                                      520,200                328,285
Thai Beverage Pcl                                                                    3,621,000                653,638
Thai Oil Pcl(b)                                                                        568,200                883,697
Thai Plastic & Chemicals Pcl(b)                                                        215,100                138,961
Thai Stanley Electric Pcl(b)                                                            26,000                104,980
Thai Union Frozen Products Pcl(b)                                                      583,000                291,195
Thanachart Capital Pcl(b)                                                              523,300                211,292
Thoresen Thai Agencies Pcl(b)                                                          579,000                710,004
Ticon Industrial Connection Pcl(b)                                                     191,400                 91,593
TISCO Bank Pcl(b)                                                                      150,000                 91,442
TMB Bank Pcl(a)(b)                                                                   3,870,000                137,739
Total Access Communication Pcl                                                         475,000                764,634
TPI Polene Pcl(b)                                                                      305,500                 54,823
True Corp. Pcl(a)(b)                                                                 3,934,500                473,058
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $   45,345,835
---------------------------------------------------------------------------------------------------------------------
Turkey -- 2.9%
---------------------------------------------------------------------------------------------------------------------
Adana Cimento Sanayii TAS                                                               61,700         $      202,006
Akbank TAS                                                                             491,611              1,707,820
Akcansa Cimento AS                                                                      38,000                118,803
Akenerji Elektrik Uretim AS(a)                                                          33,055                303,033
Aksa Akrilik Kimya Sanayii AS                                                          135,600                204,204
Aksigorta AS                                                                            99,300                334,592
Alarko Holding AS                                                                       87,849                196,915
Anadolu Anonim Turk Sigorta Sirketi                                                     76,824                 55,961
Anadolu Cam Sanayii AS                                                                  60,819                107,506
Anadolu Efes Biracilik ve Malt Sanayii AS                                              197,748              1,716,484
Arcelik AS                                                                             132,983                466,018
Aselsan Elektronik Sanayi ve Ticaret AS                                                 30,400                124,436
Aygaz AS                                                                               177,606                415,387
BIM Birlesik Magazalar AS                                                               38,148              1,459,673
Bursa Cimento Fabrikasi AS                                                              40,782                193,477
Cimsa Cimento Sanayi ve Ticaret AS                                                      64,400                234,027
Dogan Sirketler Grubu Holding AS(a)                                                    928,782              1,133,207
Dogan Yayin Holding AS(a)                                                              207,356                242,399
Dogus Otomotiv Servis ve Ticaret AS                                                     31,400                 76,071
Eczacibasi Ilac Sanayi ve Ticaret AS                                                    40,500                127,468
Enka Insaat ve Sanayi AS                                                               333,663              3,851,744
Eregli Demir ve Celik Fabrikalari TAS                                                  530,994              4,337,722
Ford Otomotiv Sanayi AS                                                                 66,700                477,256
GSD Holding AS(a)                                                                      219,000                184,579
Haci Omer Sabanci Holding AS                                                           315,237              1,080,225
Hurriyet Gazetecilik ve Matbaacilik AS(a)                                              137,837                162,378
Ihlas Holding AS(a)                                                                    581,300                262,199
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class 'D' Shares)(a)                373,700                352,156
KOC Holding AS(a)                                                                      782,246              2,138,970
Koza Davetiyeleri                                                                       89,300                332,386
Migros Turk TAS                                                                         90,121              1,488,887
Net Holding AS(a)                                                                      180,000                 82,416
Nortel Networks Netas Telekomunikasyon AS                                                1,764                 20,493
Petkim Petrokimya Holding AS(a)                                                         89,300                365,579
Petrol Ofisi AS                                                                        117,378                474,181
Sekerbank TAS                                                                          118,600                231,222
Tofas Turk Otomobil Fabrikasi AS                                                       106,900                311,743
Trakya Cam Sanayii AS                                                                  314,028                339,191
Tupras-Turkiye Petrol Rafinerileri AS                                                  116,141              2,682,906
Turcas Petrolculuk AS                                                                   25,000                 96,933
Turk Hava Yollari Anonim Ortakligi (THY) AS(a)                                         133,348                546,190
Turk Sise ve Cam Fabrikalari AS                                                        419,506                446,598
Turk Traktor ve Ziraat Makineleri AS                                                    17,700                131,079
Turkcell Iletisim Hizmetleri AS                                                        683,494              3,962,628
Turkcell Iletisim Hizmetleri AS (ADR)                                                   38,494                560,088
Turkiye Garanti Bankasi AS(a)                                                        1,563,574              3,609,434
Turkiye Is Bankasi                                                                     582,879              1,910,914
Turkiye Sinai Kalkinma Bankasi AS(a)                                                    99,998                 72,951
Turkiye Vakiflar Bankasi TAO                                                           155,321                202,140
Ulker Gida Sanayi ve Ticaret AS                                                         89,129                191,275
Vestel Elektronik Sanayi ve Ticaret AS(a)                                               74,000                119,262
Yapi ve Kredi Bankasi AS(a)                                                            461,893                846,593
Yazicilar Holding AS                                                                    39,000                221,743
Zorlu Enerji Elektrik Uretim AS(a)                                                      36,100                152,219
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $   41,665,767
---------------------------------------------------------------------------------------------------------------------
United Arab Emirates -- 1.1%
---------------------------------------------------------------------------------------------------------------------
Arabtec Holding Co.                                                                    676,200         $    2,992,293
Aramex (PJSC)(a)                                                                     3,441,240              2,418,410
Dana Gas(a)                                                                          3,644,800              1,964,772
DP World Ltd.                                                                          324,740                279,277
Dubai Investments (PJSC)                                                             1,019,760              1,046,338
Dubai Islamic Bank                                                                     747,774              1,640,082
Emaar Properties (PJSC)                                                              1,374,700              4,073,430
National Central Cooling Co. (Tabreed)(a)                                            1,399,431                937,906
Union Properties(a)                                                                    445,500                627,687
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $   15,980,195
---------------------------------------------------------------------------------------------------------------------
Zimbabwe -- 0.1%
---------------------------------------------------------------------------------------------------------------------
Ariston Holdings Ltd.(a)                                                               597,393         $        7,355
Barclays Bank Zimbabwe                                                                 754,686                 46,460
Dawn Properties(a)                                                                     369,831                  9,107
Delta Corp. Ltd.                                                                       807,488                248,553
Econet Wireless Holdings Ltd.                                                           96,681                148,797
Hwange Colliery Co., Ltd.(a)                                                           693,000                191,981
Meikles Africa Ltd.                                                                     60,013                 44,334
NMBZ Holdings Ltd.                                                                     994,355                  6,121
OK Zimbabwe                                                                            211,870                  1,304
Old Mutual Plc                                                                          80,448                148,576
Pelhams Ltd.(a)                                                                         86,835                     54
Zimbabwe Sun Ltd.                                                                      123,277                 11,384
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $      864,026
---------------------------------------------------------------------------------------------------------------------
Total Common Stocks
  (identified cost $908,541,486)                                                                       $1,420,253,528
---------------------------------------------------------------------------------------------------------------------
Investment Funds -- 1.8%
---------------------------------------------------------------------------------------------------------------------
Saudi Arabia Investment Fund Ltd.(a)                                                   194,982         $   14,779,636
Societe Generale Baltic Republic Fund(c)                                                12,723                  9,542
Societe Generale Romania Fund(a)(c)                                                      6,450                  7,740
Vietnam Enterprise Investments Ltd.(a)                                               3,974,633              9,936,582
Vietnam Growth Fund Ltd.(a)                                                             17,646                317,628
---------------------------------------------------------------------------------------------------------------------
Total Investment Funds
  (identified cost $20,602,051)                                                                        $   25,051,128
---------------------------------------------------------------------------------------------------------------------
Rights(a) -- 0.0%
AngloGold Ashanti Ltd.                                                                   4,672         $       39,868
Banque Marocaine pour le Commerce et L' Industrie                                        2,200                 66,799
Kenya Commercial Bank Ltd.                                                             432,711                  4,414
Koor Industries Ltd.                                                                       432                  1,068
---------------------------------------------------------------------------------------------------------------------
Total Rights
  (identified cost $36,769)                                                                            $      112,149
---------------------------------------------------------------------------------------------------------------------
Warrants(a) -- 0.1%
Bangkok Land Pcl Call Warrant (Thailand), expiring 5/2/13, strike THB 1.10           1,565,465         $            0
J.P. Morgan International Derivatives Ltd. Equity-Linked Call Warrant
(Bharti Televentures (India)),expiring 10/28/08 (144A)                                  81,000              1,341,980
---------------------------------------------------------------------------------------------------------------------
Total Warrants
  (identified cost $655,582)                                                                           $    1,341,980
---------------------------------------------------------------------------------------------------------------------
Short-Term Investments -- 1.1%
                                                                                Principal
                                                                                Amount
Security                                                                        (000's omitted)        Value
---------------------------------------------------------------------------------------------------------------------
Repurchase Agreements
---------------------------------------------------------------------------------------------------------------------
State Street Bank & Trust Corp. Repurchase Agreement, dated 6/30/08,
1.65%, due 7/1/08(d)                                                            $       16,181         $   16,181,000
---------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements
  (identified cost $16,181,000)                                                                        $   16,181,000
---------------------------------------------------------------------------------------------------------------------
Total Short-Term Investments - 1.1%
  (identified cost $16,181,000)                                                                        $   16,181,000
---------------------------------------------------------------------------------------------------------------------
Total Investments - 100.5%
  (identified cost $946,016,888)                                                                       $1,462,939,785
---------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (0.5)%                                                                $   (6,739,921)
---------------------------------------------------------------------------------------------------------------------
Net Assets -- 100%                                                                                     $1,456,199,864
---------------------------------------------------------------------------------------------------------------------

(144A)        -- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At
                 June 30, 2008, the aggregate value of the securities is $21,530,219 or 1.5% of the Fund's net assets.
(ADR)         -- American Depositary Receipt
(GDR)         -- Global Depositary Receipt
(NVDR)        -- Non-Voting Depositary Receipt
(PFD Shares)  -- Preferred Shares

(a) Non-income producing security.
(b) Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.
(c) Investment fund is in the process of being liquidated.
(d) Repurchase price of $16,181,742. Collateralized by $16,950,000 Federal National Mortgage Association 5.06% due
    12/8/2028. The aggregate market value, including accrued interest, of the collateral was $16,505,063.

Currency Concentration of Portfolio

                                                   PERCENTAGE
                                                     OF NET
CURRENCY                                             ASSETS                  VALUE
United States Dollar                                  17.2%              $  250,946,988
Mexican Peso                                           6.3                   91,818,103
South Africa Rand                                      5.9                   86,485,294
Brazilian Real                                         5.9                   85,498,173
New Taiwan Dollar                                      5.8                   85,238,522
Hong Kong Dollar                                       5.6                   81,118,839
South Korean Won                                       5.4                   78,977,854
Indian Rupee                                           4.4                   63,437,728
Malaysian Ringgit                                      3.1                   45,505,665
Czech Koruna                                           3.1                   44,512,792
Thailand Baht                                          3.0                   43,927,563
Indonesian Rupiah                                      3.0                   43,068,010
Hungarian Forint                                       2.9                   42,103,430
New Turkish Lira                                       2.8                   41,105,679
Polish Zloty                                           2.6                   38,197,664
Israeli Shekel                                         2.4                   34,403,027
Qatari Rial                                            2.2                   32,354,917
Other currency, less
than 2.0% each                                        18.9                  274,239,537
-----------------------------------------------------------------------------------------
                                                     100.5%              $1,462,939,785
-----------------------------------------------------------------------------------------

Industry Classification of Portfolio

                                                   PERCENTAGE
                                                     OF NET
SECTOR                                               ASSETS                  VALUE
Financials                                            21.9%              $  319,414,310
Telecommunication Services                            13.3                  194,117,121
Materials                                             12.6                  183,183,112
Energy                                                11.2                  162,249,132
Industrials                                           10.3                  150,381,776
Consumer Staples                                       9.6                  139,817,473
Consumer Discretionary                                 6.2                   90,371,324
Utilities                                              5.2                   75,048,573
Diversified                                            4.0                   58,761,870
Technology                                             3.2                   46,908,837
Investment Funds                                       1.8                   25,051,128
Other                                                  1.2                   17,635,129
-----------------------------------------------------------------------------------------
                                                     100.5%              $1,462,939,785
-----------------------------------------------------------------------------------------

                                           See notes to financial statements


EATON VANCE TAX-MANAGED EMERGING MARKETS FUND as of June 30, 2008
-------------------------------------------------------------------------------
FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of June 30, 2008

Assets
-------------------------------------------------------------------------------
Investments, at value (identified cost, $946,016,888)            $1,462,939,785
Cash                                                                    126,019
Foreign currency, at value (identified cost, $2,663,197)              2,616,869
Receivable for Fund shares sold                                       6,470,386
Dividends and interest receivable                                     4,561,836
Tax reclaims receivable                                                  66,385
-------------------------------------------------------------------------------
Total assets                                                     $1,476,781,280
-------------------------------------------------------------------------------
Liabilities
-------------------------------------------------------------------------------
Payable for investments purchased                                  $  9,659,086
Payable for Fund shares redeemed                                      9,555,265
Accrued foreign capital gains taxes                                   1,367,065
-------------------------------------------------------------------------------
Total liabilities                                                $   20,581,416
-------------------------------------------------------------------------------
Net Assets                                                       $1,456,199,864
-------------------------------------------------------------------------------
Sources of Net Assets
-------------------------------------------------------------------------------
Paid-in capital                                                  $  942,453,253
Accumulated distributions in excess of net investment income           (242,020)
Accumulated distributions in excess of net realized gain
  (computed on the basis of identified cost)                         (1,589,285)
Net unrealized appreciation (computed on the basis of
  identified cost)                                                  515,577,916
-------------------------------------------------------------------------------
Total                                                            $1,456,199,864
-------------------------------------------------------------------------------
Class I Shares
-------------------------------------------------------------------------------
Net Assets                                                       $1,456,199,864
Shares Outstanding                                                   30,374,693

Net Asset Value and Offering Price Per Share*
  (net assets/shares of beneficial interest outstanding)         $        47.94
-------------------------------------------------------------------------------
* Redemption price per share is equal to the net asset value less any applicable redemption fee.

                       See notes to financial statements

EATON VANCE TAX-MANAGED EMERGING MARKETS FUND as of June 30, 2008
-------------------------------------------------------------------------------
FINANCIAL STATEMENTS

Statement of Operations

For the Year Ended June 30, 2008

Investment Income
-------------------------------------------------------------------------------
Dividends (net of foreign taxes, $3,535,426)                       $ 35,593,014
Interest                                                                307,160
-------------------------------------------------------------------------------
Total investment income                                            $ 35,900,174
-------------------------------------------------------------------------------
Expenses
-------------------------------------------------------------------------------
Investment adviser fee                                             $  6,130,128
Administration fee                                                    6,811,254
Other expenses                                                           21,876
-------------------------------------------------------------------------------
Total expenses                                                     $ 12,963,258
-------------------------------------------------------------------------------
Net investment income                                              $ 22,936,916
-------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
-------------------------------------------------------------------------------
Net realized gain (loss) --
  Investment transactions (identified cost basis)(a)               $ 13,097,898
  Foreign currency transactions                                        (690,314)
-------------------------------------------------------------------------------
Net realized gain                                                  $ 12,407,584
-------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
  Investments (identified cost basis)(b)                           $(12,520,747)
  Foreign currency                                                       39,615
-------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)               $(12,481,132)
-------------------------------------------------------------------------------
Net realized and unrealized loss                                   $    (73,548)
-------------------------------------------------------------------------------
Net increase in net assets from operations                         $ 22,863,368
-------------------------------------------------------------------------------
(a) Net of foreign capital gains taxes of $99,931 (see Note 1(D)).
(b) Net of decrease in accrued foreign capital gains taxes of $24,339 (See
    Note 1(D)).

                       See notes to financial statements

EATON VANCE TAX-MANAGED EMERGING MARKETS FUND as of June 30, 2008
--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

                                                             Year Ended             Year Ended
Increase (Decrease) in Net Assets                            June 30, 2008          June 30, 2007
--------------------------------------------------------------------------------------------------
From operations --
  Net investment income                                      $   22,936,916         $   14,530,047
  Net realized gain on investment and foreign currency
    transactions                                                 12,407,584             21,977,134
  Net change in unrealized appreciation (depreciation)
    on investments and
    foreign currency                                            (12,481,132)           315,965,528
--------------------------------------------------------------------------------------------------
Net increase in net assets from operations                   $   22,863,368         $  352,472,709
--------------------------------------------------------------------------------------------------
Distributions to shareholders --
  From net investment income                                 $  (24,180,507)        $  (15,054,280)
  From net realized gains                                       (18,846,596)                  --
--------------------------------------------------------------------------------------------------
Total distributions to shareholders                          $  (43,027,103)        $  (15,054,280)
--------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
  Proceeds from sale of shares                               $  483,343,564         $  333,673,359
  Net asset value of shares issued to shareholders in
    payment of distributions declared                            33,197,997             11,725,047
  Cost of shares redeemed                                      (211,470,153)           (73,397,196)
  Redemption fees                                                 3,242,491                995,835
--------------------------------------------------------------------------------------------------
Net increase in net assets from Fund share
    transactions                                             $  308,313,899         $  272,997,045
--------------------------------------------------------------------------------------------------
Increase in net assets                                       $  288,150,164         $  610,415,474
--------------------------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------------------------
At beginning of year                                         $1,168,049,700         $  557,634,226
--------------------------------------------------------------------------------------------------
At end of year                                               $1,456,199,864         $1,168,049,700
--------------------------------------------------------------------------------------------------
Accumulated undistributed (distributions in excess of)
  net investment income included in net assets at end
  of year                                                      $  (242,020)        $  1,685,285
--------------------------------------------------------------------------------------------------

                             See notes to financial statements

EATON VANCE TAX-MANAGED EMERGING MARKETS FUND as of June 30, 2008
--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D

Financial Highlights

                                                                                   Class I
                                         ---------------------------------------------------------------------------------------
                                                                           Year Ended June 30,
                                         ---------------------------------------------------------------------------------------
                                           2008                 2007                2006               2005            2004(1)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year       $  47.670           $   31.600          $  23.880          $  17.340        $  13.090
--------------------------------------------------------------------------------------------------------------------------------

Income from operations
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                  $    0.857           $    0.700          $   0.550          $   0.420        $   0.270
Net realized and unrealized gain               0.953               16.070              7.810              6.350            4.680
--------------------------------------------------------------------------------------------------------------------------------
Total income from operations              $    1.810           $   16.770          $   8.360          $   6.770        $   4.950
--------------------------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                $   (0.933)          $   (0.750)         $  (0.660)         $  (0.280)       $  (0.750)
From net realized gains                       (0.728)                  --                 --                 --               --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                       $   (1.661)          $   (0.750)         $  (0.660)         $  (0.280)       $  (0.750)
--------------------------------------------------------------------------------------------------------------------------------
Purchase and Redemption fees(2)           $    0.121           $    0.050          $   0.020          $   0.050        $   0.050
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- End of year            $   47.940           $   47.670          $  31.600          $  23.880        $  17.340
--------------------------------------------------------------------------------------------------------------------------------
Total Return(3)                                 3.71%               53.79%             35.35%             39.46%           38.49%
--------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)   $1,456,200           $1,168,050          $ 557,634          $ 298,055        $ 160,752
Ratios (As a percentage of average
  daily net assets):
  Expenses                                      0.95%                0.95%              0.95%              0.95%            0.95%
  Net investment income                         1.68%                1.80%              1.84%              1.99%            1.67%
Portfolio Turnover                                 4%                   6%                 9%                 7%              12%
--------------------------------------------------------------------------------------------------------------------------------

(1) On February 6, 2004, the Fund acquired the net assets of PIMCO PPA Fund, a series of PIMCO Funds: Multi-Manager Series pursuant to a plan of reorganization approved by its shareholders. The financial statements of the Fund reflect the historical financial results of the PIMCO PPA Fund prior to its reorganization.
(2) Per share amount was computed using average shares outstanding.
(3) Returns are historical and calculated by determining the percentage change in net asset value with all distributions reinvested.

EATON VANCE TAX-MANAGED EMERGING MARKETS FUND as of June 30, 2008
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------------------------------------------
  Eaton Vance Tax-Managed Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Series Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund's investment objective is to seek long-term, after-tax returns for its shareholders. The Fund normally invests at least 80% of its net assets in equity securities of companies located in emerging market countries, which are those domiciled in or that derive more than 50% of their revenues or profits from emerging market countries. The Fund offers Class I shares, which are offered at net asset value and are not subject to a sales charge.

  The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

  A Investment Valuation -- Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

  B Investment Transactions -- Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

  C Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

  D Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, and all or substantially all of its net realized gains. Accordingly, no provision for federal income or excise tax is necessary.

  At June 30, 2008, the Fund had net capital losses of $478,325 attributable to security transactions incurred after October 31, 2007. These net capital losses are treated as arising on the first day of the Fund's taxable year ending June 30, 2009.

  In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Tax expense attributable to unrealized appreciation is included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

  As of June 30, 2008, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund's federal tax returns filed in the 3-year period ended June 30, 2008 remains subject to examination by the Internal Revenue Service.

  E Expenses -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and relative size of the funds.

  F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

  G Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

  H Indemnifications -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Fund. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

  I Redemption Fees -- Fund shares acquired on or after April 1, 2005 are subject to a redemption fee, at the time of exchange or redemption, equal to 2% of the net asset value of the shares exchanged or redeemed. Fund shares purchased prior to April 1, 2005 are subject to a redemption fee equal to 1% of the net asset value of the shares exchanged or redeemed, and were subject to a purchase fee of 1% of the net asset value of the shares purchased at the time they were purchased. Shares acquired on or before June 30, 1998 are not subject to a redemption fee. The redemption fee is accounted for as an addition to paid-in capital.

  J Repurchase Agreements -- The Fund may enter into repurchase agreements collateralized by U.S. Treasury obligations, U.S. agency obligations, commercial paper and mortgage-backed securities involving any or all of its assets with banks and broker-dealers determined to be creditworthy by the Fund's adviser. Under a repurchase agreement, the Fund buys a security at one price and simultaneously promises to sell that same security back to the seller at a higher price for settlement at a later date. The Fund's repurchase agreements provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement, and will be marked to market daily. The repurchase date is usually overnight, but may be within seven days of the original purchase date. In the event of bankruptcy of the counterparty or a third party custodian, the Fund might experience delays in recovering its cash or experience a loss.

2 Distributions to Shareholders
--------------------------------------------------------------------------------
  It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

  The tax character of the distributions declared for the years ended June 30, 2008 and June 30, 2007 was as follows:

                                                    Year Ended June 30,
                                            --------------------------------
                                                2008                 2007
  ----------------------------------------------------------------------------
  Distributions declared from:

  ----------------------------------------------------------------------------
  Ordinary income                           $24,180,507          $15,054,280
  Long-term capital gains                   $18,846,596              --

  During the year ended June 30, 2008, accumulated distributions in excess of net realized gain was decreased by $660,847, accumulated undistributed net investment income was decreased by $683,714, and paid-in capital was increased by $22,867 due to differences between book and tax accounting, primarily for investments in passive foreign investment companies (PFICs) and foreign currency gain (loss). These reclassifications had no effect on the net assets or net asset value per share of the Fund.

  As of June 30, 2008, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

  Undistributed ordinary income                                $ 11,422,088
  Net unrealized appreciation                                  $502,802,848
  Post October losses                                          $   (478,325)

  The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to investments in PFICs and wash sales.

3 Investment Adviser Fee and Other Transactions with Affiliates
------------------------------------------------------------------
  The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.45% of the Fund's average daily net assets and is payable monthly. For the year ended June 30, 2008, the fee amounted to $6,130,128. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates, LLC (Parametric), an affiliate of EVM. EVM pays Parametric a portion of its advisory fee for sub-advisory services provided to the Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.50% of the Fund's average daily net assets. For the year ended June 30, 2008, the administration fee amounted to $6,811,254. EVM also pays all ordinary operating expenses of the Fund (excluding the adviser and administration fees). EVM serves as the sub-transfer agent of the Fund, at no additional cost to the Fund.

  During the year ended June 30, 2008, Parametric reimbursed the Fund $52,708 for trading errors incurred.

  Except for Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended June 30, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4 Purchases and Sales of Investments
--------------------------------------------------------------------------------
  Purchases and sales of investments, other than short-term obligations, aggregated $364,562,483 and $55,010,354, respectively, for the year ended
  June 30, 2008.

5 Shares of Beneficial Interest
--------------------------------------------------------------------------------
  The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                     Year Ended June 30,
                                               ------------------------------
                                                  2008              2007
  ---------------------------------------------------------------------------
  Sales                                           9,521,355         8,383,950
  Issued to shareholders electing to receive
    payments of distributions in Fund shares        624,706           305,817
  Redemptions                                    (4,274,500)       (1,834,139)

  ---------------------------------------------------------------------------
  Net increase                                    5,871,561         6,855,628
  ---------------------------------------------------------------------------

  For the years ended June 30, 2008 and June 30, 2007, the Fund received $3,242,491 and $995,835, respectively, in redemption fees.

6 Federal Income Tax Basis of Investments
--------------------------------------------------------------------------------
  The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2008, as determined on a federal income tax basis, were as follows:

  Aggregate cost                                               $958,791,956
  -------------------------------------------------------------------------
  Gross unrealized appreciation                                $565,107,963
  Gross unrealized depreciation                                 (60,960,134)
  -------------------------------------------------------------------------
  Net unrealized appreciation                                  $504,147,829
  -------------------------------------------------------------------------

7 Risks Associated with Foreign Investments
--------------------------------------------------------------------------------
  Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

8 Recently Issued Accounting Pronouncement
--------------------------------------------------------------------------------
  In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of June 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

EATON VANCE TAX-MANAGED EMERGING MARKETS FUND as of June 30, 2008
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of Easton Vance Series Trust II and Shareholders of Eaton
Vance Tax-Managed Emerging Markets Fund:
--------------------------------------------------------------------------------

We have audited the accompanying statement of assets and liabilities of Eaton Vance Tax-Managed Emerging Markets Fund (the "Fund") (one of the series of Eaton Vance Series Trust II), including the portfolio of investments, as of June 30 2008, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended June 30, 2007, and financial highlights for each of the four years in the period ended June 30, 2007, were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated August 15, 2007.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2008, the results of its operations, the changes in its net assets, and its financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
August 15, 2008

EATON VANCE TAX-MANAGED EMERGING MARKETS FUND as of June 30, 2008
-------------------------------------------------------------------------------
FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you will receive in January 2009 will show the tax status of all distributions paid to your account in calendar 2008. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Fund's fiscal year end regarding the status of qualified dividend income for individuals and the foreign tax credit.

QUALIFIED DIVIDEND INCOME. The Fund designates approximately $24,747,305, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

FOREIGN TAX CREDIT. The Fund paid foreign taxes of $3,161,091 and recognized foreign source income of $39,128,440.

CAPITAL GAIN DIVIDENDS. The Fund designates $21,394,950 as a capital gain dividend.

EATON VANCE TAX-MANAGED EMERGING MARKETS FUND
-------------------------------------------------------------------------------
BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

OVERVIEW OF THE CONTRACT REVIEW PROCESS

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

  o An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

  o An independent report comparing each fund's total expense ratio and its components to comparable funds;

  o An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

  o Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

  o Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

  o Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

  o Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

  o Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

  o Data relating to portfolio turnover rates of each fund;

  o The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

  o Reports detailing the financial results and condition of each adviser;

  o Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

  o Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

  o Copies of or descriptions of each adviser's proxy voting policies and procedures;

  o Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

  o Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

  o Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

  o Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

  o The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

RESULTS OF THE PROCESS

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of the Eaton Vance Tax-Managed Emerging Markets Fund (the "Fund") with Eaton Vance Management (the "Adviser"), and the sub-advisory agreement with Parametric Portfolio Associates, LLC (the "Sub-adviser"), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the respective agreements. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and sub-advisory agreement for the Fund.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering whether to approve the investment advisory agreement and sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser's and Sub-adviser's management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and whose responsibilities include supervising the Sub-adviser. The Board evaluated the abilities and experience of such investment personnel in analyzing factors such as special considerations relevant to investing in emerging markets. The Board noted the Adviser's in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser's experience in managing equity portfolios.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and sub-advisory agreements, respectively.

FUND PERFORMANCE

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2007 for the Fund. On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund was satisfactory.

MANAGEMENT FEES AND EXPENSES

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to as "management fees"). As part of its review, the Board considered the Fund's management fees and total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to the Fund that the management fees charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

PROFITABILITY

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser or Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

ECONOMIES OF SCALE

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, including the Sub-adviser, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates, including the Sub-adviser, may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates, including the Sub-adviser, and the Fund. The Board also concluded that assuming reasonably foreseeable increase in the assets of the Fund, the Adviser and its affiliates, including the Sub-adviser, and the Fund can be expected to continue to share such benefits equitably.


EATON VANCE TAX-MANAGED EMERGING MARKETS FUND
-----------------------------------------------------------------------------------------------------------------------------------

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Series Trust II (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255
State Street, Boston, Massachusetts, 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc.,
"EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "Parametric" refers to Parametric
Portfolio Associates, LLC and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with
EVM listed below.

                                              Term of                                           Number of
                            Position(s)      Office and                                     Portfolios in Fund
                              with the       Length of         Principal Occupation(s)       Complex Overseen          Other
Name and Date of Birth         Trust          Service          During Past Five Years         By Trustee(1)      Directorships Held
-----------------------------------------------------------------------------------------------------------------------------------

Interested Trustee

Thomas E. Faust Jr.           Trustee     Since 2007        Chairman, Chief Executive              177           Director of EVC
5/31/58                                                     Officer and President of EVC,
                                                            President of EV, Chief
                                                            Executive Officer and
                                                            President of EVM and BMR, and
                                                            Director of EVD. Trustee and/
                                                            or officer of 177 registered
                                                            investment companies and 5
                                                            private investment companies
                                                            managed by EVM or BMR. Mr.
                                                            Faust is an interested person
                                                            because of his positions with
                                                            EVM, BMR, EVC, EVD and EV,
                                                            which are affiliates of the
                                                            Trust.

Noninterested Trustee(s)

Benjamin C. Esty              Trustee     Since 2005        Roy and Elizabeth Simmons              177           None
1/2/63                                                      Professor of Business
                                                            Administration, Harvard
                                                            University Graduate School of
                                                            Business Administration.

Allen R. Freedman             Trustee     Since 2007        Former Chairman (2002-2004)            177           Director of
4/3/40                                                      and a Director (1983-2004) of                        Assurant, Inc.
                                                            Systems & Computer Technology                        (insurance
                                                            Corp. (provider of software                          provider), and
                                                            to higher education).                                Stonemor Partners,
                                                            Formerly a Director of Loring                        L.P. (owner and
                                                            Ward International (fund                             operator of
                                                            distributor) (2005-2007).                            cemeteries)
                                                            Formerly Chairman and a
                                                            Director of Indus
                                                            International Inc. (provider
                                                            of enterprise management
                                                            software to the power
                                                            generating industry)
                                                            (2005-2007).

William H. Park               Trustee     Since 2003        Vice Chairman, Commercial              177           None
9/19/47                                                     Industrial Finance Corp.
                                                            (specialty finance company)
                                                            (since 2006). Formerly,
                                                            President and Chief Executive
                                                            Officer, Prizm Capital
                                                            Management, LLC (investment
                                                            management firm) (2002-2005).

Ronald A. Pearlman            Trustee     Since 2003        Professor of Law, Georgetown           177           None
7/10/40                                                     University Law Center.

Heidi L. Steiger              Trustee     Since 2007        President, Lowenhaupt Global           177           Director of
7/8/53                                                      Advisors, LLC (global wealth                         Nuclear Electric
                                                            management firm) (since                              Insurance Ltd.
                                                            2005). Formerly, President                           (nuclear insurance
                                                            and Contributing Editor,                             provider) and
                                                            Worth Magazine (2004-2005).                          Aviva USA
                                                            Formerly, Executive Vice                             (insurance
                                                            President and Global Head of                         provider)
                                                            Private Asset Management (and
                                                            various other positions),
                                                            Neuberger Berman (investment
                                                            firm) (1986-2004).

Lynn A. Stout                 Trustee     Since 2001        Paul Hastings Professor of             177           None
9/14/57                                                     Corporate and Securities Law
                                                            (since 2006) and Professor of
                                                            Law (2001-2006), University
                                                            of California at Los Angeles
                                                            School of Law.

Ralph F. Verni              Chairman of    Trustee since    Consultant and private                 177           None
1/26/43                      the Board    2005 and          investor.
                            and Trustee   Chairman of the
                                          Board
                                          since 2007

Principal Officers who are not Trustees

                                              Term of
                            Position(s)      Office and
                              with the       Length of         Principal Occupation(s)
Name and Date of Birth         Trust          Service          During Past Five Years
-----------------------------------------------------------------------------------------------------------------------------------

Michael W. Weilheimer        President       Since 2002     Vice President of EVM and BMR. Officer of 26 registered investment
2/11/61                                                     companies managed by EVM or BMR.

Thomas P. Huggins               Vice         Since 2000     Vice President of EVM and BMR. Officer of 4 registered investment
3/7/66                       President                      companies managed by EVM or BMR.

Thomas Seto                     Vice         Since 2007     Vice President and Director of Portfolio Management of Parametric.
9/27/62                      President                      Officer of 30 registered investment companies managed by EVM or BMR.

David M. Stein                  Vice         Since 2007     Managing Director and Chief Investment Officer of Parametric. Officer
5/4/51                       President                      of 30 registered investment companies managed by EVM or BMR.

Barbara E. Campbell          Treasurer       Since 2005     Vice President of EVM and BMR. Officer of 177 registered investment
6/19/57                                                     companies managed by EVM or BMR.

Maureen A. Gemma             Secretary    Secretary since
5/24/60                      and Chief     2007 and Chief
                               Legal       Legal Officer    Vice President of EVM and BMR. Officer of 177 registered investment
                              Officer        Since 2008     companies managed by EVM or BMR.

Paul M. O'Neil                 Chief         Since 2004
7/11/53                      Compliance                     Vice President of EVM and BMR. Officer of 177 registered investment
                              Officer                       companies managed by EVM or BMR.

(1) Includes both master and feeder funds in a master-feeder structure.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge by calling 1-800-225-6265.

                    INVESTMENT ADVISER AND ADMINISTRATOR OF
                 EATON VANCE TAX-MANAGED EMERGING MARKETS FUND
                            EATON VANCE MANAGEMENT
                           The Eaton Vance Building
                               255 State Street
                               Boston, MA 02109

         SUB-ADVISER OF EATON VANCE TAX-MANAGED EMERGING MARKETS FUND
                      PARAMETRIC PORTFOLIO ASSOCIATES, LLC
                            1151 Fairview Avenue N.
                               Seattle, WA 98109

                             PRINCIPAL UNDERWRITER
                        EATON VANCE DISTRIBUTORS, INC.
                           The Eaton Vance Building
                               255 State Street
                               Boston, MA 02109
                                (617) 482-8260

                                   CUSTODIAN
                        STATE STREET BANK AND TRUST CO.
                              225 Franklin Street
                               Boston, MA 02110

                                TRANSFER AGENT
                        PNC GLOBAL INVESTMENT SERVICING
                            Attn: Eaton Vance Funds
                                 P.O. Box 9653
                           Providence, RI 02940-9653
                                (800) 262-1122

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                             DELOITTE & TOUCHE LLP
                              200 Berkeley Street
                             Boston, MA 02116-5022







                 EATON VANCE TAX-MANAGED EMERGING MARKETS FUND
                           THE EATON VANCE BUILDING
                               255 STATE STREET
                               BOSTON, MA 02109

-------------------------------------------------------------------------------
  This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.
-------------------------------------------------------------------------------

2050-8/08                                                              TMEMSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)-(d)

EATON VANCE TAX-MANAGED EMERGING MARKETS FUND (the "Fund"), is a series of Eaton Vance SERIES TRUST II (the "Trust"), a Massachusetts business trust, which, including the Funds, contains a total of 28 series (the "Series"). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds' annual reports.

The following table represent the aggregate fees billed to the Fund for the Fund's respective fiscal years ended JUNE 30, 2007 AND JUNE 30, 2008 by the Fund's principal accountant for professional services rendered for the audit of the Fund's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

EATON VANCE TAX-MANAGED EMERGING MARKETS FUND
FISCAL YEARS ENDED                    6/30/2007              6/30/2008
-------------------------------------------------------------------------------

Audit Fees                            $ 82,565               $ 68,000

Audit-Related Fees(1)                 $ 0                    $ 0

Tax Fees(2)                           $ 6,000                $ 10,140

All Other Fees(3)                     $ 0                    $ 0
                                      -----------------------------------------

Total                                 $ 88,565               $ 78,140
                                      =========================================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3) All other fees consist of the aggregate fees billed for products and services provided by the registrant's principal accountant other than audit, audit-related, and tax services.

The Series comprising the Trust have varying fiscal year ends (June 30 and October 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by the principal accountant of each Series, Deloitte & Touche LLP ("D&T") and PricewaterhouseCoppers ("PWC"), for the last two fiscal years of each Series.

FISCAL YEARS        10/31/06        6/30/07        10/31/07        6/30/08
ENDED                 PWC             PWC            D&T             D&T
------------------------------------------------------------------------------

Audit Fees          $39,570         $82,565        $15,000         $68,000

Audit-Related       $0              $0             $0              $0
Fees(1)

Tax Fees(2)         $15,175         $6,000         $11,000         $10,140

All Other Fees(3)   $0              $0             $0              $0
                    ----------------------------------------------------------

Total               $54,745         $88,565        $26,000         $78,140
                    ==========================================================


(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonable related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

During the Funds' fiscal years ended June 30, 2007 and June 30, 2008, $35,000 was billed each fiscal year by D&T, the principal accountant for the Funds, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management's assertion that it has maintained an effective internal control structure over sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to all of the Series in the Trust by each Series's respective principal accountant for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by each Series's respective principal accountant for the last two fiscal years of each Series.

FISCAL
YEARS ENDED          10/31/06        6/30/07        10/31/07        6/30/08
                       PWC             PWC            D&T             D&T
------------------------------------------------------------------------------

REGISTRANT(1)       $15,175         $6,000         $11,000         $10,140

EATON VANCE (2)     $68,486         $83,416        $286,446        $445,126

(1) Includes all of the Series in the Trust.

(2) During the fiscal years reported above, each of the Funds was a "feeder" fund in a "master-feeder" fund structure. Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective "master" funds (if applicable).

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No Material Changes.

ITEM 11. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1)     Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)  Treasurer's Section 302 certification.
(a)(2)(ii) President's Section 302 certification.
(b)        Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:      /s/ Michael W. Weilheimer
         ----------------------------
         Michael W. Weilheimer
         President

Date: August 12, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Barbara E. Campbell
         ----------------------------
         Barbara E. Campbell
         Treasurer

Date: August 12, 2008


By:      /s/ Michael W. Weilheimer
         ----------------------------
         Michael W. Weilheimer
         President

Date: August 12, 2008